UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-2444



                         The Bond Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2003

                     Date of reporting period: June 30, 2003





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo] American Funds(R)

The right choice for the long term(R)

THE BOND FUND OF AMERICA

[an in-box holding a stack of paperwork with a pair of eyeglasses on top]

Semi-annual report for the six months ended June 30, 2003

THE BOND FUND OF AMERICA(SM) seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2003:


CLASS A SHARES                              1 YEAR       5 YEARS     10 YEARS
reflecting 3.75% maximum sales charge       +10.66%      +5.54%       +6.37%

The fund's 30-day yield for Class A shares as of July 31, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 3.71%. The fund's distribution rate for Class A shares as of that date was 4.58%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 56. Please see the inside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. High-yield bonds are subject to greater default risk than investment-grade bonds. Investing outside the United States is subject to additional risks, such as currency fluctuations and differing securities regulations, which are detailed in the fund's prospectus.

FELLOW SHAREHOLDERS:

[an in-box holding a stack of paperwork with a pair of eyeglasses on top]

During the first half of 2003, The Bond Fund of America benefited from the opening of the capital markets to more borrowers and an improvement in credit sensitive areas of the bond market. While most sectors of the U.S. bond market logged healthy returns during this period, corporate returns outpaced other bond categories, fueled by strong gains among lower rated credits that had previously been shunned by investors.

For the six months ended June 30, The Bond Fund of America produced a total return of 8.7%. This was more than double the 3.9% return of its primary benchmark, the Lehman Brothers Aggregate Bond Index -- a measure that is unmanaged and does not include expenses. Additionally, the fund's peers as measured by Lipper (213 in the "A-rated" corporate debt fund category) provided an average return of 4.7% for the period.

The fund's shareholders received monthly dividends of 6.25 cents a share, for a total of 37.5 cents a share during this period. Those who reinvested dividends recorded an income return of 3.1% (6.2% annualized), while those who elected to take dividends in cash had an income return of 3.0% (6.0% annualized).

It is important to note that the fund's Board of Directors elected to trim the monthly dividend by one cent a share effective with the July payment. This reduction is the result of the extended period of low interest rates presently dominating the investment environment.

[Begin Sidebar]
RESULTS AT A GLANCE
(assuming distributions reinvested or interest compounded)

                                          Average annual total returns
                                        (for periods ended June 30, 2003)
                                   1 year      5 years    10 years    Lifetime*

The Bond Fund of America           +14.9%      +6.3%       +6.8%       +9.7%
Lehman Brothers Aggregate
   Bond Index (1)                  +10.4%      +7.5%       +7.2%       +9.3%
Lipper Corporate A-Rated
   Bond Funds Average (2)          +10.8%      +6.2%       +6.5%       +9.1%

*  Since May 28, 1974

(1) The Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May 31, 1974, through December 31, 1975, the Lehman Brothers
    Government/Corporate Bond Index was used. The indexes serve as proxies for the broad U.S. investment-grade bond market and are unmanaged.
(2)  Source:  Lipper.

[End Sidebar]

BONDS AND THE ECONOMY

Hopes for a solid economic recovery pervaded the market on January 1 of this year. Stock prices had begun to rise from their lows of the previous October and corporate bond prices were firming as well. However, market optimism was tempered by prospects of war in Iraq. For much of the first quarter of 2003, concerns about the impending war helped drive interest rates lower on benchmark U.S. Treasury securities. Near the start of the war in mid-March, however, Treasury yields briefly rose while investors reassessed prospects for the economy.

During the second quarter, interest rates resumed their downward trend. This second leg of declining rates was fueled largely by economic worries. The economy continued to grow at a modest pace. Business spending remained weak and concerns about deflation began to haunt market observers. As interest rates dropped to levels not seen since 1958, the Federal Reserve Board lowered its key lending rate to 1% on June 25 -- its thirteenth rate reduction since January 2001.

Bonds with long maturities benefited most from the extended decline in interest rates -- until the final days of the reporting period, that is. At the end of June, momentum shifted and long-term interest rates began to rise as, once again, investors reassessed the strength of the economy and the outlook for inflation.

DIFFERENT BONDS, DIFFERENT CYCLES

For nearly three years, bond returns have bested stock market returns. Yet not all sectors of the bond market rallied to the same extent or at the same time. Last year, corporate bond results lagged the bond market as a whole, but they were the driver of the fund's exceptional returns during the recent period. Indeed, some of last summer's most shunned and battered industries, such as telecommunications, media and electric utilities, provided some of this year's strongest returns. During the first half of this year, lower investment-grade corporates -- bonds rated BBB -- posted solid double-digit returns, as did many of its neighboring, high-yield credits. Altogether, corporate bonds account for half of the fund's portfolio holdings; the bulk of these issues are rated A or BBB.

High-yield bonds account for some 11% of portfolio holdings and include both corporate and non-U.S. government bonds. Both helped bolster results in the recent period.

Apart from corporates, the fund has significant holdings in U.S. Treasuries (12%) and federal agency mortgage pass-through securities (11%). Although the exposures are similar, the returns for these two sectors were not. Treasuries posted a relatively attractive return (3.8% as measured by the Lehman index), helped in large part by the extended decline in interest rates. That same decline slowed the appreciation in mortgage pass-throughs, which eked out a modestly positive return for the period. The surge in home refinancings brought on by lower interest rates prompted early prepayments on these mortgage investments, thus diminishing their returns.

Finally, the level of cash and equivalents held by the fund declined to 2.7% of net assets from 9.7% six months ago. Some of these funds were deployed in new corporate bond investments, while others were allocated to commercial and other mortgage-backed securities.

OUR FOCUS ON LONG-TERM VALUE

We believe that focusing on the long-term prospects for each investment ultimately proves beneficial and best serves our shareholders. We do not chase markets or attempt to pick highs and lows; rather we are guided by fundamental analysis and the balanced accomplishment of the fund's dual objectives of high current income with preservation of capital. We encourage all shareholders to develop a similar long-term perspective and not lose sight of their investment goals and the role that this fund plays in helping to reach those goals. Whatever the near-term direction of interest rates, we believe that The Bond
Fund of America retains strategic value for long-term investors because of its broad diversification among all sectors of the bond market.

We appreciate your continued trust and support.

Cordially,


/s/ Paul G. Haaga, Jr.              /s/ Abner D. Goldstine
Paul G. Haaga, Jr.                  Abner D. Goldstine
Chairman of the Board               President

August 15, 2003


INVESTMENT PORTFOLIO  June 30, 2003                                  unaudited

[pie chart]

Corporate bonds                                      49.5%
U.S. Treasury notes & bonds                          11.7
Cash & equivalents                                    2.7
Federal agency mortgage pass-through securities      10.6
Asset-backed securities                               6.5
Governments & governmental bodies (Non-U.S.)          6.3
Commercial & other mortgage-backed securities         8.9
Federal agency notes & bonds                          2.0
Municipal obligations                                 1.3
Equity-related securities                             0.5

                                                                                             PRINCIPAL         MARKET
                                                                                                AMOUNT         VALUE
BONDS, NOTES & preferred stocks                                                        (000) or shares         (000)

COMMERCIAL BANKS  -  7.93%
Household Finance Corp.:
  5.75% 2007                                                                               $    10,000        $  11,045
  7.875% 2007 (1)                                                                               32,000           37,746
  6.40% 2008                                                                                    27,000           30,854
  6.375% 2011                                                                                   38,750           44,133
  6.75% 2011                                                                                    31,500           36,640
  6.375% 2012                                                                                    9,250           10,556
  7.00% 2012                                                                                    14,000           16,599
HSBC Capital Funding LP: (2)
  8.03% noncumulative preferred (undated)                                             Euro      20,000           28,747
  Series 1, 9.547% noncumulative step-up                                                   $    26,000           34,385
    perpetual preferred (undated) (3)
  Series 2, 10.176% noncumulative step-up                                                       32,000           50,444
    perpetual preferred (undated) (3)
HSBC Holdings PLC 5.25% 2012                                                                    10,000           10,685
Midland Bank 1.375% Eurodollar Note (undated) (2)                                               15,000           10,652
Royal Bank of Scotland Group PLC:
  8.375% 2007                                                                         Lira       4,900            9,185
  5.00% 2014                                                                               $     9,750           10,253
  7.648% (undated) (2)                                                                          24,000           30,574
  Series 3, 7.816% (undated)                                                                    18,000           20,325
National Westminster Bank PLC: (2)
  6.625% (undated)                                                                    Euro       4,700            6,154
  7.75% (undated)                                                                          $    17,000           20,033
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)                              20,910           20,974
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2) (3)                                   79,250           91,932
Societe Generale 7.85% (undated) (2) (3)                                                        17,705           20,545
Fuji JGB Investment LLC, Series A, 9.87%                                                        63,075           66,544
   noncumulative preferred (undated) (2) (3)
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                                  23,680           23,917
   noncumulative preferred (undated) (2) (3)
BNP Paribas Capital Trust 9.003% noncumulative trust                                       $    15,000           19,499
   preferred (undated) (3)
BNP U.S. Funding LLC, Series A, 7.738% noncumulative                                            16,500           19,459
   preferred (undated) (2) (3)
Banque Nationale de Paris 1.69% (undated) (2)                                                   12,500           12,430
BNP Paribas 5.125% 2015 (3)                                                                      9,460            9,966
J.P. Morgan Chase & Co.:
  5.35% 2007                                                                                     3,285            3,600
  4.00% 2008                                                                                    12,500           13,083
  5.75% 2013                                                                                    31,000           33,954
Chase Manhattan Corp. 6.50% 2005                                                                 4,000            4,379
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                                                     2,500            2,808
Abbey National PLC:
  6.69% 2005                                                                                     5,000            5,542
  6.70% (undated) (2)                                                                           15,000           17,205
  7.35% (undated) (1) (2)                                                                       28,000           31,875
Bank of Scotland 7.00% (undated) (2) (3)                                                        30,000           34,485
HBOS Capital Funding LP, Series A, 6.461% non-cumulative                              Lira       3,000            5,468
   preferred (undated) (2)
Halifax Building Society 8.75% 2006                                                              2,500            4,669
NB Capital Corp. 8.35% exchangeable preferred depositary shares                              1,200,000 shares    33,240
National Bank of Canada 1.50% (undated) (2)                                                $     5,000            3,266
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative                                  27,750           29,513
   preferred (undated) (2) (3)
Sanwa Bank, Ltd. 7.40% 2011                                                                      4,000            4,492
Standard Chartered Bank:
  8.00% 2031 (3)                                                                                 5,000            6,375
  1.385% Eurodollar note (undated) (2)                                                          15,000            8,837
  1.40% (undated) (2)                                                                            5,000            3,276
Standard Chartered Capital Trust I 8.16% (undated) (2)                                Euro      10,000           13,326
Barclays Bank PLC: (2) (3)
  6.86% callable perpetual core tier one notes (undated)                                   $    20,290           23,551
  7.375% (undated)                                                                               5,375            6,514
Development Bank of Singapore Ltd.: (3)
  7.875% 2009                                                                                   10,000           12,243
  7.125% 2011                                                                                    3,500            4,154
DBS Capital Funding Corp., Series A, 7.657% noncumulative                                       11,250           13,379
   guaranteed preference shares (undated) (2) (3)
Wells Fargo & Co. 3.50% 2008                                                                    21,310           22,006
Wells Fargo Financial, Inc. 6.125% 2012                                                          5,000            5,749
Bank of America Corp.:
  3.625% 2008                                                                         Euro       7,500            8,736
  3.875% 2008                                                                              $     2,000            2,100
  4.875% 2012                                                                                    2,000            2,115
  5.125% 2014                                                                                   10,000           10,684
BankAmerica Corp.:
  Series I, 7.125% 2005                                                                          1,500            1,654
  7.125% 2011                                                                                    1,750            2,146
Bayerische Landesbank, Series F, 2.50% 2006                                                     26,000           26,558
AB Spintab:
  6.00% 2009                                                                          SKr       73,000           10,040
  7.50% (undated) (2) (3)                                                                  $    11,000           12,526
Canadian Imperial Bank of Commerce 1.50%                                                        25,000           19,250
   Eurodollar note 2085 (2)
BANK ONE CORP.:
  2.625% 2008                                                                                    6,000            5,906
  4.90% 2015                                                                                     4,000            4,138
BANK ONE, Texas, NA 6.25% 2008                                                                   7,250            8,301
Credit Suisse First Boston (USA), Inc. 6.50% 2012                                               15,000           17,242
Skandinaviska Enskilda Banken AB, 7.50% (undated) (2)                                           12,500           14,638
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp,                                     10,200           12,925
   Series B, 9.98% 2026
Allied Irish Banks, PLC 7.50% perpetual reserve                                       Euro       4,980            6,730
   capital instruments (undated) (2)
Allied Irish Banks Ltd. 1.813% (undated) (2)                                               $     7,000            5,716
United Overseas Bank Ltd. 4.50% 2013 (3)                                                        10,000            9,957
HVB Funding Trust VIII 7.055% (undated)                                               Euro       7,000            7,683
Bayer Hypo-Vereinsbank:
  6.00% 2014                                                                                       500              587
  8.741% 2031 (3)                                                                          $     1,500            1,582
Unicredito Italiano SpA, Series B, 8.048% (undated) (2)                               Euro       7,000            9,712
Allfirst Preferred Capital Trust 2.789% 2029 (2)                                           $    10,000            9,454
State Street Capital Trust II 1.79% 2008 (2)                                                     9,250            9,259
BCI U.S. Funding Trust I 8.01% noncumulative                                                     6,500            7,599
   preferred (undated) (2) (3)
Commerzbank AG, Series 360, 6.125% 2011                                               Euro       6,000            7,408
Bank of Nova Scotia 1.50% Eurodollar note (undated) (2)                                    $    10,000            7,183
SB Treasury Co. LLC, Series A, 9.40% noncumulative                                               5,821            6,432
   preferred (undated) (2) (3)
Lloyds Bank, Series 2, 1.438% (undated) (2)                                                      8,000            6,307
Bergen Bank 1.438% (undated) (2)                                                                 5,000            3,816
Chevy Chase Preferred Capital Corp., Series A, 10.375%                                          61,695 shares     3,415
   exchangeable preferred
Christiana Bank Og Kreditkasse 1.438% (undated) (2)                                        $     4,000            3,122
Chohung Bank 11.50% 2010                                                                         1,930            2,195
                                                                                                              1,318,381

DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.88%
Sprint Capital Corp.:
  7.90% 2005                                                                                    44,545           48,338
  7.125% 2006                                                                                   18,065           19,785
  6.00% 2007                                                                                    23,172           24,926
  7.625% 2011                                                                                   73,420           83,952
  8.375% 2012                                                                                   50,018           60,003
  6.90% 2019                                                                                    25,775           27,077
  8.75% 2032                                                                                     2,200            2,643
British Telecommunications PLC: (2)
  8.375% 2010 (1)                                                                               43,590       $   55,223
  8.875% 2030                                                                                   22,500           30,817
France Telecom: (2)
  8.70% 2006                                                                                     6,050            6,906
  9.25% 2011                                                                                    47,500           59,886
  10.00% 2031                                                                                    1,500            2,083
Orange PLC 8.75% 2006                                                                            8,000            9,232
AT&T Corp.: (1) (2)
  7.00% 2006                                                                                    25,000           27,830
  7.80% 2011                                                                                    39,750           45,524
Verizon Global Funding Corp.:
  7.25% 2010                                                                                    29,250           35,190
  7.375% 2012                                                                                    1,835            2,243
Verizon Virginia Inc., Series A, 4.625% 2013                                                    18,000           18,531
Verizon New York Inc., Series A, 6.875% 2012                                                     5,250            6,193
Deutsche Telekom International Finance BV:
  8.25% 2005 (2)                                                                                 5,000            5,579
  7.50% 2007                                                                         Euro        3,500            4,566
  8.50% 2010 (2)                                                                           $     1,000            1,230
  8.125% 2012 (2)                                                                    Euro        3,910            5,532
  8.75% 2030 (2)                                                                           $     7,750            9,910
  9.25% 2032 (2)                                                                                 5,000            6,937
NTL Inc. 19.00% 2010 (3)  (4)                                                                   17,306           16,441
Comcast UK Cable Partners Ltd. 11.20% 2007                                                      12,790           12,550
Hellenic Exchangeable Finance SCA 2.00%                                              Euro       22,000           27,661
   exchangeable bonds 2005
Telewest Communications PLC: (5)
  11.25% 2008                                                                              $     6,550            2,407
  9.875% 2010                                                                                   32,175           11,824
  0%/11.375% 2010 (6)                                                                           12,500            3,719
TeleWest PLC: (5)
  9.625% 2006                                                                                    5,100            1,874
  11.00% 2007                                                                                   12,700            4,667
Qwest Services Corp.: (3)
  13.00% 2007                                                                                   11,209           12,330
  13.50% 2010                                                                                    2,416            2,742
  14.00% 2014                                                                                    5,451            6,350
U S WEST, Inc. 7.20% 2004                                                                        2,000            2,060
Koninklijke KPN NV:
  8.00% 2010                                                                                    17,125           21,236
  8.375% 2030                                                                                    1,570            2,045
TELUS Corp.:
  7.50% 2007                                                                                    15,250           17,080
  8.00% 2011                                                                                     5,250            6,090
Singapore Telecommunications Ltd.:
  6.375% 2011                                                                                    4,575            5,249
  6.375% 2011 (3)                                                                                  225              258
  7.375% 2031 (3)                                                                               10,000           12,261
PCCW-HKT Capital Ltd.:
  7.75% 2011 (3)                                                                           $    14,140       $   16,386
  7.75% 2011                                                                                     1,000            1,159
CFW Communications Co. 13.00% 2010 (5) (7)                                                      30,125           13,556
Telefonica Europe BV 5.125% 2013                                                     Euro        9,100           10,964
GT Group Telecom Inc., units, 0%/13.25% 2010 (3) (5) (6) (7) (8)                           $     2,753               14
NTL Europe, Inc., Series A, 10.00% preferred 2023                                                  105 shares         -
XO Communications, Inc. 14.00% preferred 2009 (4) (9)                                               24                -
                                                                                                                811,059

WIRELESS TELECOMMUNICATION SERVICES  -  4.67%
AT&T Wireless Services, Inc.:
  6.875% 2005                                                                              $     1,000            1,082
  7.35% 2006                                                                                    13,500           15,160
  7.50% 2007                                                                                     7,000            8,077
  7.875% 2011 (1)                                                                               22,775           26,946
  8.125% 2012 (1)                                                                               74,590           90,047
  8.75% 2031                                                                                     7,025            8,714
Tritel PCS, Inc.:
  0%/12.75% 2009 (6)                                                                             3,250            3,396
  10.375% 2011                                                                                  13,778           16,912
TeleCorp PCS, Inc.:
  0%/11.625% 2009 (6)                                                                           12,341           12,835
  10.625% 2010                                                                                   3,796            4,603
Verizon Wireless Capital LLC and Cellco                                                        120,815          132,823
   Partnership 5.375% 2006 (1)
Dobson Communications Corp.:
  12.25% senior exchangeable preferred 2008  (4)                                                26,174 shares    25,912
  12.25% senior exchangeable preferred, redeemable 2008  (4)                                    12,367           12,243
  13.00% senior exchangeable preferred 2009  (4)                                                12,024           12,204
  10.875% 2010                                                                             $     8,250            8,951
American Cellular Corp. 9.50% 2009 (5)                                                          37,800           19,089
Dobson/Sygnet Communications Co. 12.25% 2008                                                     6,000            6,450
Vodafone Group PLC:
  7.75% 2010                                                                                    55,410           68,288
  5.375% 2015                                                                                    8,215            8,796
Nextel Communications, Inc.:
  9.75% 2007                                                                                    12,100           12,584
  10.65% 2007                                                                                      500              519
  9.95% 2008                                                                                    34,800           36,540
  Series D, 13.00% exchangeable preferred 2009  (4)                                              7,175 shares     7,605
  Series E, 11.125% exchangeable preferred, redeemable 2010  (4)                                15,388           16,388
American Tower Corp.:
  9.375% 2009 (1)                                                                          $    49,925           50,424
  5.00% convertible debentures 2010                                                             21,000           18,060
Crown Castle International Corp.:
  10.625% 2007                                                                             $     8,475            8,962
  12.75% senior exchangeable preferred 2010 (4) (9)                                             25,392 shares    27,804
  0%/10.375% 2011 (6)                                                                      $     2,035            1,954
  10.75% 2011                                                                                    5,000            5,475
Nextel Partners, Inc.:
  12.50% 2009                                                                                    6,400            7,232
  11.00% 2010                                                                                   13,066           14,177
  8.125% 2011 (3)                                                                               10,375           10,401
Centennial Cellular Corp. 10.75% 2008                                                           19,300           17,852
Cricket Communications, Inc.: (2)  (5)
  6.188% 2007                                                                                   16,535            6,449
  6.375% 2007                                                                                    5,725            2,233
  6.625% 2007                                                                                    6,850            2,671
  9.50% 2007                                                                                    10,500            4,095
AirGate PCS, Inc. 0%/13.50% 2009 (6)                                                            22,750           10,806
iPCS, Inc. 0%/14.00% 2010 (5) (6)                                                               15,950              877
Triton PCS, Inc.:
  8.75% 2011                                                                                     2,500            2,506
  9.375% 2011                                                                                    4,000            4,110
  8.50% 2013 (3)                                                                                 2,500            2,700
Cingular Wireless LLC 6.50% 2011                                                                 6,000            6,924
mmO2 6.375% 2007                                                                     Euro        5,500            6,821
Rogers Cantel Inc. 9.75% 2016                                                              $     3,750            4,369
Cellco Finance NV 12.75% 2005                                                                    3,500            3,684
PTC International Finance BV 10.75% 2007                                                           500              518
Teletrac, Inc. 9.00% 2004 (3) (4) (7)                                                              968              242
PageMart Wireless, Inc.: (5) (7)
  15.00% 2005                                                                                   14,750                1
  11.25% 2008                                                                                   40,500                4
                                                                                                                777,515

AUTOMOBILES  -  3.64%
General Motors Acceptance Corp.:
  7.50% 2005                                                                                    40,000           42,886
  6.125% 2007                                                                                    5,000            5,200
  6.15% 2007                                                                                     7,500            7,825
  5.85% 2009                                                                                    15,000           15,175
  7.75% 2010                                                                                    19,886           21,429
  6.875% 2011                                                                                   81,080           81,477
  7.25% 2011                                                                                     5,000            5,138
  6.875% 2012                                                                                   52,100           52,065
  7.00% 2012                                                                                    14,500           14,612
  8.00% 2031                                                                                    35,750           35,173
General Motors Corp.:
  7.20% 2011                                                                                     2,000            2,019
  7.125% 2013                                                                                    5,000            4,980
  Series B, 5.25% convertible debentures 2032                                                  125,000            2,800
Ford Motor Credit Co.:
  7.50% 2005                                                                               $    40,000       $   42,524
  6.875% 2006                                                                                   11,000           11,673
  6.50% 2007                                                                                    17,000           17,900
  5.80% 2009                                                                                    37,000           36,816
  7.375% 2009                                                                                   10,000           10,499
  7.875% 2010                                                                                    7,350            7,887
  7.25% 2011                                                                                    26,500           27,286
  7.375% 2011                                                                                   38,625           39,991
Ford Motor Co. Capital Trust II 6.50% cumulative                                               351,600 shares    15,277
   convertible trust preferred 2032
Ford Motor Co. 7.45% 2031                                                                  $     7,100            6,522
DaimlerChrysler North America Holding Corp.:
  7.75% 2005                                                                                    18,462           20,136
  6.40% 2006                                                                                    17,000           18,577
  4.05% 2008                                                                                    36,400           36,087
  4.75% 2008                                                                                     4,800            4,929
  7.75% 2011                                                                                     4,000            4,659
  7.30% 2012                                                                                    11,750           13,273
                                                                                                                604,815

INSURANCE  -  3.35%
Prudential Holdings, LLC, Series C, 8.695% 2023 (3)  (10)                                       78,500           99,660
Prudential Insurance Co. of America 6.375% 2006 (3)                                              4,000            4,477
Prudential Funding, LLC 6.60% 2008 (3)                                                           3,000            3,471
ReliaStar Financial Corp.:
  8.625% 2005                                                                                    5,000            5,509
  8.00% 2006                                                                                    23,250           27,043
  6.50% 2008                                                                                     6,016            6,818
ING Capital Funding Trust III 8.439% noncumulative                                              19,750           24,694
   preferred (undated) (2)
International Nederland Bank NV 5.125% 2015 (3)                                                  5,200            5,457
Ing Verzekeringen NV 6.25% 2021 (2)                                                  Euro        2,720            3,347
Allstate Financial Global Funding LLC 5.25% 2007 (3)                                       $    26,500           29,130
Allstate Corp. 6.75% 2018                                                                       22,500           26,970
Allstate Financing II 7.83% 2045                                                                 6,940            7,965
AIG SunAmerica Global Financing VII 5.85% 2008 (3)                                              30,250           34,145
International Lease Finance Corp.:
  4.50% 2008                                                                                    16,000           16,776
  5.875% 2013                                                                                    9,700           10,462
Nationwide Mutual Insurance Co. 7.875% 2033 (3)                                                 43,275           51,218
Nationwide Life Insurance Co. 5.35% 2007 (3)                                                     4,250            4,600
Monumental Global Funding Trust II: (3)
  2001-B, Series B, 6.05% 2006                                                                  19,525           21,545
  2002-A, Series A, 5.20% 2007                                                                  17,500           19,062
Transamerica Corp. 9.375% 2008                                                                   7,500            9,292
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                            Lira        1,840            3,158
AEGON NV 6.125% 2031                                                                             1,600            2,734
MetLife, Inc. 3.911% 2005                                                                  $    31,730       $   33,064
Jackson National Life Global Funding, Series 2002-1,                                            23,125           24,890
   5.25% 2007 (3)
Hartford Financial Services Group, Inc.:
  2.375% 2006                                                                                    2,000            2,000
  4.70% 2007                                                                                    14,250           15,125
Travelers Property Casualty Corp.:
  3.75% 2008                                                                                     5,500            5,649
  5.00% 2013                                                                                    10,000           10,433
CNA Financial Corp.:
  6.75% 2006                                                                                     3,000            3,138
  6.45% 2008                                                                                     1,450            1,516
  6.60% 2008                                                                                     3,458            3,635
  7.25% 2023                                                                                     6,500            6,266
Lincoln National Corp.:
  6.20% 2011                                                                                     1,270            1,428
  7.00% 2018                                                                                     6,275            7,723
XL Capital Finance (Europe) PLC 6.50% 2012                                                       6,455            7,395
Munich RE Finance BV 6.75% 2023                                                      Euro        5,570            6,913
ACE Capital Trust II 9.70% 2030                                                            $     2,413            3,263
ACE INA Holdings Inc. 8.875% 2029                                                                1,850            2,355
John Hancock Global Funding II,                                                                  5,000            5,427
   Series 2002-G, 5.00% 2007 (3)
                                                                                                                557,753

MEDIA  -  3.31%
Liberty Media Corp.:
  7.75% 2009                                                                                     8,250            9,625
  7.875% 2009                                                                                   41,020           48,124
  8.25% 2030                                                                                    38,250           44,304
Tele-Communications, Inc.:
  9.80% 2012                                                                                    17,500           23,218
  7.875% 2013                                                                                   10,750           13,044
TCI Communications, Inc. 8.00% 2005                                                             10,000           10,887
Comcast Cable Communications, Inc.:
  8.375% 2007                                                                                    5,000            5,906
  6.875% 2009                                                                                    3,000            3,474
Comcast Corp. 6.50% 2015                                                                         8,000            9,019
Lenfest Communications, Inc. 7.625% 2008                                                         6,750            7,844
Clear Channel Communications, Inc.:
  6.00% 2006                                                                                    14,050           15,399
  4.625% 2008                                                                                    4,335            4,550
  6.625% 2008                                                                                    5,375            6,134
  7.65% 2010                                                                                    10,000           12,055
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                15,000           17,512
Viacom Inc.:
  6.40% 2006                                                                               $     5,000       $    5,553
  5.625% 2007                                                                                    6,600            7,351
  7.70% 2010                                                                                    13,000           16,115
  6.625% 2011                                                                                    8,000            9,452
Emmis Communications Corp. 0%/12.50% 2011 (6)                                                   36,397           31,665
AOL Time Warner Inc. 6.875% 2012                                                                27,500           31,458
Univision Communications Inc. 7.85% 2011                                                        25,575           30,488
Young Broadcasting Inc.:
  Series B, 9.00% 2006                                                                           1,528            1,543
  Series B, 8.75% 2007                                                                          14,102           14,384
  10.00% 2011                                                                                   12,317           13,395
Antenna TV SA:
  9.00% 2007                                                                                     6,750            6,328
  9.75% 2008                                                                         Euro       15,000           15,498
News America Holdings Inc.:
  6.625% 2008                                                                              $    12,900           14,717
  8.625% 2014                                                                         A          5,150            3,618
Carmike Cinemas, Inc., Series B, 10.375% 2009                                              $    13,425           14,163
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                          12,110           12,685
Cinemark USA, Inc. 9.00% 2013 (3)                                                                9,925           10,818
Cox Radio, Inc.:
  6.375% 2005                                                                                    8,000            8,550
  6.625% 2006                                                                                    1,965            2,146
Adelphia Communications Corp.:
  10.25% 2006 (5)                                                                                3,500            2,135
  Series B, 13.00% preferred 2009  (9)                                                          50,565 shares        25
  10.25% 2011 (5)                                                                          $     6,500            4,192
Century Communications Corp. 0% 2003 (11)                                                        5,000            2,975
FrontierVision 11.00% 2006 (5)                                                                     700              672
Hollinger Participation Trust 12.125% 2010 (2)  (3)  (4)                                         8,402            9,473
AMC Entertainment Inc. 9.50% 2009                                                                8,250            8,477
Gannett Co., Inc. 4.95% 2005                                                                     8,000            8,460
Regal Cinemas Corp., Series B, 9.375% 2012                                                       7,250            8,029
Hearst-Argyle Television, Inc. 7.00% 2018                                                        6,050            7,080
Sinclair Capital 11.625% preferred 2009                                                         52,800 shares     5,570
Radio One, Inc., Series B, 8.875% 2011                                                     $     4,000            4,420
RBS Participacoes SA 11.00% 2007 (3)                                                             7,250            4,404
Charter Communications Holdings, LLC 0%/9.92% 2011 (6)                                           5,000            3,312
Globo Comunicacoes e Participacoes Ltda., Series B: (5)
  10.50% 2006 (3)                                                                                1,990              711
  10.50% 2006                                                                                      690              247
                                                                                                                551,204

ELECTRIC UTILITIES  -  2.33%
Edison Mission Energy:
  10.00% 2008                                                                              $     5,200       $    4,940
  7.73% 2009                                                                                    13,375           11,502
  9.875% 2011                                                                                   29,410           27,351
Homer City Funding LLC 8.734% 2026 (10)                                                         20,200           22,169
Midwest Generation, LLC, Series B, 8.56% 2016 (10)                                               8,000            7,863
Edison International 6.875% 2004                                                                 3,375            3,409
Israel Electric Corp. Ltd.: (3)
  7.75% 2009                                                                                    17,000           18,885
  7.95% 2011                                                                                     6,750            7,546
  7.70% 2018                                                                                     8,500            8,651
  7.875% 2026                                                                                   15,000           14,144
  7.75% 2027                                                                                    15,545           15,651
  8.10% 2096                                                                                    12,000           10,580
Exelon Generation Co., LLC 6.95% 2011                                                           18,775           21,820
Commonwealth Edison Co.:
  Series 99, 3.70% 2008                                                                          7,125            7,375
  Series 101, 4.70% 2015                                                                         5,000            5,160
PECO Energy Co.:
  3.50% 2008                                                                                     8,000            8,236
  4.75% 2012                                                                                     3,900            4,091
Exelon Corp. 6.75% 2011                                                                          6,200            7,187
Virginia Electric and Power Co.:
  Series 2002-A, 5.375% 2007                                                                    14,140           15,455
  Series 2003-D, 4.75% 2013                                                                     22,000           22,860
Dominion Resources, Inc., Series 2002-C, 5.70% 2012                                              1,000            1,100
Alabama Power Co.:
  Series U, 2.65% 2006                                                                          24,500           24,971
  4.70% 2010                                                                                     2,250            2,341
  Series Q, 5.50% 2017                                                                           7,000            7,681
Southern Power Co., Series B, 6.25% 2012                                                         2,500            2,835
Cilcorp Inc.:
  8.70% 2009                                                                                     1,000            1,252
  9.375% 2029                                                                                   21,830           30,623
Progress Energy, Inc.:
  5.85% 2008                                                                                     2,500            2,765
  7.10% 2011                                                                                     5,000            5,827
  6.85% 2012                                                                                     4,000            4,613
  7.00% 2031                                                                                     2,500            2,770
Progress Energy Florida, Inc. First Mortgage Bonds 4.80% 2013                                   10,000           10,444
Constellation Energy Group, Inc. 6.125% 2009                                                    10,500           11,824
Baltimore Gas and Electric Co. 5.20% 2033                                                        5,000            4,799
Oncor Electric Delivery Co. 6.375% 2012                                                         10,700           12,236
Consolidated Edison Co. of New York, Inc.:
  3.85% 2013                                                                               $     5,000       $    4,897
  5.10% 2033                                                                                     1,000              955
  Series 2003-A, 5.875% 2033                                                                     2,500            2,677
MidAmerican Energy Co. 5.125% 2013                                                               7,500            7,962
                                                                                                                387,447

INDUSTRIAL CONGLOMERATES  -  1.93%
General Electric Capital Corp., Series A:
  5.00% 2007                                                                                    11,500           12,533
  5.375% 2007                                                                                   13,250           14,594
  3.50% 2008                                                                                    29,000           29,728
  6.00% 2012                                                                                    15,000           16,961
General Electric Co. 5.00% 2013                                                                 43,450           45,982
Hutchison Whampoa International Ltd.: (3)
  7.00% 2011                                                                                    33,125           37,055
  6.50% 2013                                                                                    47,200           49,626
Tyco International Group SA:
  6.125% 2008                                                                                   11,500           12,075
  6.125% 2009                                                                                    6,750            7,054
  6.375% 2011                                                                                   41,675           44,175
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed                                       1,670,000 shares    46,029
   perpetual capital securities  (3)
Swire Pacific Offshore Financing Ltd. 9.33% cumulative                                         230,000            5,980
   guaranteed perpetual preferred capital securities (3)
                                                                                                                321,792

CONSUMER FINANCE  -  1.47%
USA Education, Inc. 5.625% 2007                                                            $    45,150           50,154
SLM Corp.:
  Series A, 3.625% 2008                                                                          5,500            5,651
  5.375% 2013                                                                                    5,450            5,897
  Series A, 5.00% 2015                                                                          28,500           29,441
Capital One Financial Corp.:
  7.25% 2006                                                                                    18,333           19,463
  8.75% 2007                                                                                    18,410           20,218
  7.125% 2008                                                                                    4,250            4,536
Capital One Bank:
  8.25% 2005                                                                                     2,000            2,167
  6.875% 2006                                                                                   11,000           11,810
Capital One Capital I 2.86% 2027 (2)  (3)                                                       10,000            7,518
MBNA Corp.:
  Series F, 7.50% 2012                                                                           8,700           10,329
  5.00% 2015                                                                                     7,450            7,402
  MBNA Capital A, Series A, 8.278% 2026                                                          7,500            7,935
  Series B, 2.11% 2027 (2)                                                                      32,800           24,240
MBNA Europe Funding PLC 6.50% 2007                                                    Euro       5,000            6,295
Providian Financial Corp., Series A, 9.525% 2027 (3)                                       $    16,750       $   14,237
American Express Credit Corp. 3.00% 2008                                                         9,060            9,133
Advanta Capital Trust I, Series B, 8.99% 2026                                                   12,500            7,375
                                                                                                                243,801

DIVERSIFIED FINANCIAL SERVICES  -  1.26%
CIT Group Inc.:
  7.625% 2005                                                                                    4,500            4,958
  4.125% 2006                                                                                   25,000           25,892
  5.75% 2007                                                                                    20,500           22,376
  7.375% 2007                                                                                    8,000            9,142
  4.00% 2008                                                                                    14,000           14,273
  6.875% 2009                                                                                   31,000           35,210
  7.75% 2012                                                                                    26,875           32,097
Newcourt Credit Group Inc., Series B, 6.875% 2005                                               12,000           12,860
AT&T Capital Corp., Series F, 6.60% 2005                                                        11,750           12,651
Citigroup Inc.:
  3.50% 2008                                                                                    20,000           20,594
  5.625% 2012                                                                                    5,675            6,264
Heller Financial, Inc. 6.375% 2006                                                              12,500           13,950
                                                                                                                210,267

HOTELS, RESTAURANTS & LEISURE  -  1.24%
MGM Mirage, Inc. 8.50% 2010                                                                     26,100           30,798
Mirage Resorts, Inc.:
  6.625% 2005                                                                                    1,000            1,042
  7.25% 2006                                                                                     2,000            2,150
  6.75% 2008                                                                                     1,750            1,868
  7.25% 2017                                                                                    10,075           10,957
MGM Grand, Inc. 6.95% 2005                                                                       5,000            5,244
Six Flags, Inc.:
  9.50% 2009                                                                                     5,000            4,950
  8.875% 2010                                                                                   14,100           13,606
  9.75% 2013 (3)                                                                                10,250           10,199
Premier Parks Inc. 9.75% 2007                                                                    3,375            3,358
Carnival Corp. 6.15% 2008                                                                       15,913           17,574
Carnival Cruise Lines, Inc. 7.20% 2023                                                           1,250            1,386
Royal Caribbean Cruises Ltd.:
  7.00% 2007                                                                                     5,870            5,958
  6.75% 2008                                                                                     3,500            3,500
  8.75% 2011                                                                                     6,625            7,056
Circus and Eldorado Joint Venture and                                                           12,025           11,875
   Silver Legacy Resort Casino 10.125% 2012
International Game Technology:
  7.875% 2004                                                                                    8,175            8,597
  8.375% 2009                                                                                    2,000            2,457
Eldorado Resorts LLC 10.50% 2006                                                                 8,000            8,200
Station Casinos, Inc. 8.375% 2008                                                          $     7,000       $    7,595
Buffets, Inc. 11.25% 2010                                                                        7,500            7,462
Mandalay Resort Group, Series B, 10.25% 2007                                                     6,175            7,009
YUM   Brands, Inc. 7.70% 2012                                                                    5,000            5,725
Perkins Family Restaurants, LP, Perkins Finance Corp.,                                           4,793            4,601
   Series B, 10.125% 2007
Boyd Gaming Corp. 9.25% 2009                                                                     3,500            3,902
Hyatt Equities, LLC 6.875% 2007 (3)                                                              3,685            3,841
Hilton Hotels Corp.:
  7.625% 2008                                                                                    1,000            1,080
  7.625% 2012                                                                                    2,250            2,475
Jupiters Ltd. 8.50% 2006                                                                         3,000            3,315
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                            3,000            3,195
Sbarro, Inc. 11.00% 2009                                                                         3,015            2,593
Argosy Gaming Co. 9.00% 2011                                                                     1,250            1,356
Coast Hotels and Casinos, Inc. 9.50% 2009                                                        1,000            1,075
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                              250              264
AMF Bowling Worldwide, Inc. 0% convertible                                                      11,084                1
   debentures 2018 (3) (5) (7)
                                                                                                                206,264

OIL & GAS  -  1.08%
Pemex Finance Ltd.: (10)
  8.875% 2010                                                                                   24,000           29,392
  Series 1999-2, Class A-3, 10.61% 2017                                                         11,700           16,089
Pemex Project Master Trust 8.625% 2022                                                             750              859
ConocoPhillips:
  3.625% 2007                                                                                   14,500           15,071
  4.75% 2012                                                                                    27,000           28,588
Valero Energy Corp. 7.50% 2032                                                                  14,000           15,920
Clark Refining & Marketing, Inc. 8.875% 2007                                                    12,000           12,300
Port Arthur Finance Corp. 12.50% 2009 (10)                                                       1,449            1,703
Western Oil Sands Inc. 8.375% 2012                                                               9,550           10,696
Reliance Industries Ltd. 10.25% 2097 (3)                                                         8,750            9,470
ChevronTexaco Capital Co. 3.50% 2007                                                             7,000            7,282
Pogo Producing Co. 10.375% 2009                                                                  6,500            7,109
OXYMAR 7.50% 2016 (3)                                                                            5,500            5,569
Newfield Exploration Co.:
  7.625% 2011                                                                                    2,500            2,828
  8.375% 2012                                                                                    2,150            2,432
Teekay Shipping Corp. 8.875% 2011                                                                4,250            4,680
Devon Financing Corp., ULC 6.875% 2011                                                           3,500            4,112
PETRONAS Capital Ltd. 7.00% 2012 (3)                                                             2,250            2,608
PDVSA Finance Ltd., Series 1998-1B, 6.65% 2006 (10)                                              2,250            2,132
Petrozuata Finance, Inc., Series B, 8.22% 2017 (3)  (10)                                         1,250            1,097
                                                                                                                179,937

MULTILINE RETAIL  -  1.05%
J.C. Penney Co., Inc.:
  7.05% 2005                                                                               $     4,045       $    4,197
  Series A, 6.50% 2007                                                                           3,750            3,769
  7.60% 2007                                                                                     5,350            5,644
  7.375% 2008                                                                                    2,000            2,075
  8.00% 2010                                                                                    16,500           17,366
  6.875% 2015                                                                                    6,650            6,255
  7.65% 2016                                                                                    13,300           13,034
  7.95% 2017                                                                                    38,575           38,382
  8.25% 2022 (10)                                                                                5,350            5,270
  8.125% 2027                                                                                      825              796
  7.40% 2037                                                                                     3,870            4,054
  7.625% 2097                                                                                   18,055           16,249
Target Corp.:
  5.95% 2006                                                                                    10,000           11,113
  3.375% 2008                                                                                   20,830           21,353
Kmart Corp. Certifcates Trust, Series 1995 K-2,                                                 11,205            4,377
   9.78% 2020 (5) (10)
DR Securitized Lease Trust, Series 1994 K-2,                                                     7,845            3,065
   9.35% 2019 (5) (10)
Saks Inc. 7.375% 2019                                                                            7,025            6,709
Sears Roebuck Acceptance Corp. 6.70% 2012                                                        5,000            5,652
Dillard's, Inc.:
  6.43% 2004                                                                                       150              151
  6.625% 2018                                                                                    1,000              850
  7.00% 2028                                                                                     1,500            1,245
ShopKo Stores, Inc. 6.50% 2003                                                                   2,000            2,012
Kohl's Corp. 7.375% 2011                                                                         1,500            1,865
                                                                                                                175,483

REAL ESTATE  -  0.87%
EOP Operating LP:
  7.75% 2007                                                                                     2,000            2,345
  6.75% 2008                                                                                    24,500           27,923
  6.75% 2012                                                                                     8,250            9,412
  7.50% 2029                                                                                     3,420            3,952
Kimco Realty Corp.:
  Series B, 7.68% 2005                                                                           4,250            4,783
  6.00% 2012                                                                                    13,500           14,928
Price REIT, Inc. 7.50% 2006                                                                      2,760            3,185
Irvine Co., Class A, 7.46% 2006 (3) (7)                                                         15,000           16,366
Irvine Apartment Communities, LP 7.00% 2007                                                      5,000            5,426
Rouse Co. 7.20% 2012                                                                            18,450           21,219
Simon Property Group, LP 4.875% 2010 (3)                                                        12,000           12,497
Hospitality Properties Trust 6.75% 2013                                                          8,625            9,163
New Plan Realty Trust, Series D, 7.80% preferred                                               112,500 shares $   5,755
   cumulative step-up premium rate
Nationwide Health Properties, Inc., Series A, 7.677%                                            50,000            3,842
   preferred cumulative step-up premium rate
ERP Operating LP 6.625% 2012                                                               $     2,000            2,295
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                         2,000            2,041
                                                                                                                145,132

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.86%
Solectron Corp.:
  Series B, 7.375% 2006                                                                          4,775            4,805
  9.625% 2009                                                                                   31,850           33,920
  0% LYON convertible notes 2020                                                               133,900           74,984
Celestica Inc. 0% convertible debentures 2020                                                   23,785           12,547
SCI Systems, Inc. 3.00% convertible subordinated                                                12,000           10,590
   debentures 2007
Flextronics International Ltd.:
  9.75% 2010                                                                          Euro       2,750            3,441
  9.875% 2010                                                                              $     2,000            2,200
                                                                                                                142,487

PAPER & FOREST PRODUCTS  -  0.81%
SCA Coordination Center 4.50% 2015 (3)                                                          39,500           39,249
Scotia Pacific Co. LLC, Series B:
  Class A-1, 6.55% 2028 (10)                                                                       832              775
  Class A-2, 7.11% 2028 (10)                                                                    31,400           22,756
  Class A-3, 7.71% 2028                                                                         19,143           11,869
Georgia-Pacific Corp.:
  7.50% 2006                                                                                     6,800            7,004
  8.125% 2011                                                                                    7,000            7,227
  9.50% 2022                                                                                    13,115           12,984
Potlatch Corp. 10.00% 2011                                                                      11,450           12,767
Weyerhaeuser Co.:
  5.95% 2008                                                                               $     6,500            7,281
  6.75% 2012                                                                                       500              569
Kappa Beheer BV 0%/12.50% 2009 (6)                                                    Euro       6,000            6,681
Riverwood International Corp. 10.875% 2008                                                 $     2,250            2,317
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (11)                                               6,000            1,545
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (5)                                                2,250              866
APP International Finance Co. BV 11.75% 2005 (5)                                                   275              115
                                                                                                                134,005

METALS & MINING  -  0.76%
BHP Finance Ltd.:
  6.69% 2006                                                                               $    10,000       $   11,254
  8.50% 2012                                                                                    20,000           26,536
  7.25% 2016                                                                                     5,000            6,333
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                                  25,850           26,173
Corporacion Nacional del Cobre de Chile:
  6.375% 2012 (3)                                                                               14,925           16,473
  6.375% 2012                                                                                      300              331
Inco Ltd.:
  7.75% 2012                                                                                     1,700            2,017
  7.20% 2032                                                                                     7,750            8,569
AK Steel Holding Corp. 7.75% 2012                                                               11,400            9,519
Allegheny Technologies, Inc. 8.375% 2011                                                         9,000            8,640
Luscar Coal Ltd. 9.75% 2011                                                                      4,000            4,590
Earle M. Jorgensen Co. 9.75% 2012                                                                3,600            3,834
Steel Dynamics, Inc. 9.50% 2009                                                                  1,250            1,316
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (11)                                                7,250              453
                                                                                                                126,038

COMMERCIAL SERVICES & SUPPLIES  -  0.75%
Cendant Corp.:
  6.875% 2006                                                                                   16,505           18,477
  6.25% 2008                                                                                     7,500            8,309
  7.375% 2013                                                                                   31,160           36,769
PHH Corp. 7.125% 2013                                                                              750              853
Allied Waste North America, Inc.:
  Series B, 7.625% 2006                                                                          3,000            3,124
  8.50% 2008                                                                                     8,750            9,450
  Series B, 8.875% 2008                                                                          6,250            6,813
  10.00% 2009 (1)                                                                               26,850           28,662
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                          8,000            8,100
Waste Management, Inc. 7.375% 2010                                                               1,000            1,202
WMX Technologies, Inc. 6.375% 2003                                                                 500              509
Stericycle, Inc., Series B, 12.375% 2009                                                         1,461            1,687
                                                                                                                123,955

HEALTH CARE PROVIDERS & SERVICES  -  0.72%
Columbia/HCA Healthcare Corp.:
  6.91% 2005                                                                               $    14,410       $   15,294
  7.00% 2007                                                                                     5,260            5,647
  8.85% 2007                                                                                     5,990            6,865
  7.25% 2008                                                                                     3,000            3,313
  8.70% 2010                                                                                     1,750            2,087
  7.69% 2025                                                                                     5,000            5,214
HCA Inc.:
  7.125% 2006                                                                                    9,565           10,405
  8.75% 2010                                                                                     2,725            3,179
  6.95% 2012                                                                                     3,000            3,202
  6.25% 2013                                                                                    11,860           12,112
UnitedHealth Group Inc.:
  7.50% 2005                                                                                    13,000           14,716
  5.20% 2007                                                                                     8,000            8,720
Aetna Inc.:
  7.375% 2006                                                                                   14,430           16,229
  7.875% 2011                                                                                    4,635            5,641
Humana Inc. 7.25% 2006                                                                           5,000            5,555
Integrated Health Services, Inc.: (5) (7)
  10.25% 2006 (2)                                                                                9,350              210
  Series A, 9.50% 2007                                                                          12,175              274
  Series A, 9.25% 2008                                                                          32,657              735
                                                                                                                119,398

MACHINERY  -  0.63%
John Deere Capital Corp.:
  3.90% 2008                                                                                    30,000           31,199
  5.10% 2013                                                                                    15,000           15,860
Deere & Co. 8.95% 2019                                                                           5,000            6,372
Terex Corp.:
  9.25% 2011                                                                                    16,300           17,604
  Class B, 10.375% 2011                                                                          8,500            9,435
Caterpillar Financial Services Corp., 2.70% 2008                                                11,000           10,865
Cummins Capital Trust I 7.00% QUIPS convertible                                                180,000 shares     9,495
   preferred 2031  (3)
AGCO Corp. 9.50% 2008                                                                      $     3,500            3,798
                                                                                                                104,628

COMMUNICATIONS EQUIPMENT  -  0.58%
Motorola, Inc.:
  8.00% 2011                                                                                    53,780           64,402
  7.50% 2025                                                                                    14,500           16,168
  6.50% 2028                                                                                     7,395            7,543
  5.22% 2097                                                                                     6,250            5,000
Juniper Networks, Inc. 4.75% convertible                                                         4,000            3,795
   subordinated notes 2007
                                                                                                                 96,908

MULTI-UTILITIES & UNREGULATED POWER  -  0.49%
AES Drax Holdings Ltd., Series B, 10.41% 2020 (10)                                         $    25,625       $   16,656
AES Trust VII 6.00% convertible preferred 2008                                                 251,450 shares     9,807
AES Corp.:
  9.50% 2009                                                                               $       927              941
  9.375% 2010                                                                                      803              811
El Paso Corp. 7.75% 2032                                                                        18,000           15,255
Duke Energy Corp.:
  First and Refunding Mortgage Bonds 4.50% 2010                                                  4,500            4,712
  Series D, 7.375% 2010                                                                          6,750            7,941
Equitable Resources, Inc.:
  5.15% 2012                                                                                     4,250            4,566
  5.15% 2018 (3)                                                                                 6,875            7,326
NGG Finance PLC 6.125% 2011                                                           Euro       6,980            8,934
RWE Finance BV 5.50% 2007                                                                        4,000            4,994
                                                                                                                 81,943

ROAD & RAIL  -  0.48%
Union Pacific Railroad Co. Pass Through Trust: (10)
  Series 2001-1, 6.63% 2022                                                                $     8,000            9,344
  Series 2002-1, 6.061% 2023                                                                    17,500           19,927
  Series 2003-1, 4.698% 2024                                                                     5,378            5,477
Burlington Northern and Santa Fe Railway Co.,
   Pass Through Trust: (10)
  Series 1996-B, 6.96% 2009                                                                      2,956            3,252
  Series 2002-2, 5.14% 2021                                                                     12,500           13,254
  Series 2002-1, 5.943% 2022                                                                    10,500           11,867
Southern Capital Corp. Pass Through Trust,                                                      10,840           11,763
   Series 2002-1, Class G, MBIA insured, 5.70% 2023 (3)  (10)
TFM, SA de CV:
  11.75% 2009                                                                                    1,855            1,897
  12.50% 2012                                                                                    2,145            2,322
                                                                                                                 79,103

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.48%
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                                  16,100           16,462
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                14,700           11,613
Micron Technology, Inc. 6.50% 2005 (3)                                                          11,000           10,560
Cypress Semiconductor Corp. 3.75% convertible                                                    9,050            9,107
   subordinated notes 2005
Fairchild Semiconductor Corp. 10.50% 2009                                                        6,950            7,854
Hyundai Semiconductor America, Inc. 8.625% 2007 (3)                                             10,150            7,358
RF Micro Devices, Inc. 3.75% convertible                                                         4,978            4,940
   subordinated notes 2005
Amkor Technology, Inc.:
  9.25% 2008                                                                                       500              523
  7.75% 2013 (3)                                                                                 3,750            3,581
ON Semiconductor Corp. 13.00% 2008 (2)                                                           4,000            4,060
TriQuint Semiconductor, Inc. 4.00% convertible                                                   3,650            3,039
   subordinated notes 2007
                                                                                                                 79,097

FOOD & STAPLES RETAILING  -  0.44%
CVS Corp. 6.117% 2013 (3)  (10)                                                            $    32,586       $   36,241
SUPERVALU INC. 7.50% 2012                                                                       11,510           13,145
Wal-Mart Stores, Inc.:
  6.875% 2009                                                                                    2,000            2,410
  4.55% 2013                                                                                    10,000           10,423
Delhaize America, Inc.:
  7.375% 2006                                                                                    5,500            5,803
  9.00% 2031                                                                                     3,000            3,315
Pathmark Stores, Inc. 8.75% 2012                                                                 1,850            1,924
Great Atlantic & Pacific Tea Co., Inc.:
  9.125% 2011                                                                                      300              282
  9.375% QUIBS preferred 2039                                                                   18,500 shares       424
                                                                                                                 73,967

THRIFTS & MORTGAGE FINANCE  -  0.41%
Washington Mutual, Inc.:
  7.50% 2006                                                                               $    12,000           13,896
  5.625% 2007                                                                                   11,000           12,134
  4.375% 2008                                                                                   12,500           13,242
Washington Mutual Bank, FA:
  6.875% 2011                                                                                   10,000           11,950
  5.50% 2013                                                                                     3,955            4,319
Washington Mutual Finance 8.25% 2005                                                            12,000           13,401
                                                                                                                 68,942

AEROSPACE & DEFENSE  -  0.41%
BAE SYSTEMS 2001 Asset Trust, Series 2001:  (3)  (10)
  Class B, 7.156% 2011                                                                          35,427           39,617
  Class G, MBIA insured, 6.664% 2013                                                            23,934           26,959
DigitalGlobe, Inc., Series B, 7.00% convertible                                              1,223,537 shares     1,219
   preferred 2009  (3) (4) (7) (9)
                                                                                                                 67,795

CHEMICALS  -  0.39%
Dow Chemical Co.:
  5.75% 2008                                                                               $     9,350           10,269
  6.00% 2012                                                                                    31,890           34,755
Equistar Chemicals, LP:
  6.50% 2006                                                                                     7,800            7,488
  8.75% 2009                                                                                     5,000            4,875
Lyondell Chemical Co.:
  Series A, 9.625% 2007                                                                          5,500            5,418
  11.125% 2012                                                                                   2,500            2,575
                                                                                                                 65,380

IT SERVICES  -  0.34%
Electronic Data Systems Corp.:
  7.125% 2005 (3)                                                                          $     9,500       $   10,123
  7.125% 2009                                                                                   15,395           16,575
  6.00% 2013 (3)                                                                                30,800           30,094
                                                                                                                 56,792

HOUSEHOLD DURABLES  -  0.29%
Centex Corp. 4.75% 2008                                                                         11,575           12,234
Toll Brothers, Inc. 6.875% 2012 (3)                                                              9,875           11,337
Pulte Homes, Inc. 7.625% 2017                                                                    7,500            9,271
Salton/Maxim Housewares, Inc. 10.75% 2005                                                        5,600            5,656
Salton, Inc. 12.25% 2008                                                                           450              450
MDC Holdings, Inc. 5.50% 2013                                                                    3,000            3,031
Lennar Corp.:
  7.625% 2009                                                                                    2,000            2,375
  Series B, 9.95% 2010                                                                             500              586
Ryland Group, Inc. 9.75% 2010                                                                    2,000            2,310
Boyds Collection, Ltd., Series B, 9.00% 2008                                                     1,806            1,820
                                                                                                                 49,070

FOOD PRODUCTS  -  0.28%
Nabisco, Inc.:
  7.05% 2007                                                                                     6,500            7,436
  7.55% 2015                                                                                     5,105            6,496
  6.375% 2035 (1) (2)                                                                           12,300           13,043
Kraft Foods Inc. 6.25% 2012                                                                        945            1,071
Burns Philp Capital Proprietary Ltd. 9.75% 2012 (3)                                             17,125           16,783
Fage Dairy Industry SA 9.00% 2007                                                                2,500            2,488
                                                                                                                 47,317

CONTAINERS & PACKAGING  -  0.26%
Owens-Illinois, Inc.:
  8.10% 2007                                                                                     5,750            5,923
  7.35% 2008                                                                                     5,250            5,276
  7.50% 2010                                                                                     2,250            2,216
Owens-Brockway Glass Container Inc. 8.875% 2009                                                  3,000            3,270
Jefferson Smurfit Corp. (US) 8.25% 2012                                                         10,375           11,179
Stone Container Corp. 9.75% 2011                                                                 3,250            3,575
Longview Fibre Co. 10.00% 2009                                                                   5,500            6,133
Tekni-Plex, Inc.:
  Series B, 12.75% 2010                                                                          3,125            3,063
  12.75% 2010 (3)                                                                                  500              490
Smurfit Capital Funding PLC 6.75% 2005                                                           2,000            2,070
                                                                                                                 43,195

INTERNET & CATALOG RETAIL  -  0.21%
Amazon.com, Inc. 6.875% PEACS convertible                                             Euro      31,075       $   35,407
   subordinated notes 2010

AUTO COMPONENTS  -  0.20%
ArvinMeritor, Inc. 8.75% 2012                                                              $    16,835           18,939
Meritor Automotive, Inc. 6.80% 2009                                                              6,500            6,817
Tenneco Automotive Inc., Series B, 11.625% 2009                                                  7,000            6,230
Dura Operating Corp., Series B, 8.625% 2012                                                      1,500            1,545
                                                                                                                 33,531

GAS PRODUCTION & DISTRIBUTION  -  0.16%
Kern River Funding Corp. 4.893% 2018 (3)                                                        12,000           12,386
NiSource Finance Corp. 7.625% 2005                                                               7,000            7,658
TGT Pipeline, LLC 5.20% 2018 (3)                                                                 4,250            4,248
Texas Gas Transmission, LLC 4.60% 2015 (3)                                                       1,700            1,699
                                                                                                                 25,991

SPECIALTY RETAIL  -  0.14%
Lowe's Companies, Inc. 8.25% 2010                                                                6,450            8,129
Office Depot, Inc. 10.00% 2008                                                                   6,500            7,751
PETCO Animal Supplies, Inc. 10.75% 2011                                                          5,375            6,154
Gap, Inc. 9.90% 2005  (2)                                                                        1,300            1,469
                                                                                                                 23,503

AIRLINES  -  0.12%
Northwest Airlines, Inc.:
  7.625% 2005                                                                                    1,100              935
  8.875% 2006                                                                                      875              696
  9.875% 2007                                                                                   10,000            7,950
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                     9,000            6,294
Continental Airlines, Inc., MBIA insured, 2.158% 2009 (2) (3)                                    2,000            2,005
Delta Air Lines, Inc. 10.375% 2022                                                               2,577            1,907
United Air Lines, Inc. 9.00% 2003 (5)                                                            2,000              160
Jet Equipment Trust: (3)
  Series 1994-A, 11.79% 2013 (5)                                                                 4,000               20
  Series 1995-B, 10.91% 2014                                                                     5,000               50
  Series 1995-D, 11.44% 2014                                                                    10,000                1
                                                                                                                 20,018

PHARMACEUTICALS  -  0.06%
Elan Finance Corp. Ltd. 0% convertible notes 2018                                               18,000            9,990

BEVERAGES  -  0.03%
Constellation Brands, Inc. 8.125% 2012                                                     $     5,000       $    5,425

TEXTILES, APPAREL & LUXURY GOODS  -  0.01%
Levi Strauss & Co. 11.625% 2008                                                       Euro       2,000            1,906

OFFICE ELECTRONICS  -  0.01%
Xerox Capital PLC 5.875% 2004                                                              $     1,000            1,010

INTERNET SOFTWARE & SERVICES  -  0.00%
Exodus Communications, Inc. 11.625% 2010 (5) (10)                                                1,258               25

MORTGAGE-BACKED OBLIGATIONS
PRIVATE ISSUE
COMMERCIAL MORTGAGE-BACKED SECURITIES  -  4.37% (10)
Chase Commercial Mortgage Securities Corp.:
  Series 1996-1, Class A-1, 7.60% 2028                                                             322              322
  Series 1998-1, Class A-1, 6.34% 2030                                                           4,814            5,066
  Series 1998-2, Class A-2, 6.39% 2030                                                          44,550           51,306
  Series 1998-1, Class A-2, 6.56% 2030                                                          16,565           19,004
  Series 2000-2, Class A-1, 7.543% 2032                                                         19,567           22,205
  Series 2000-1, Class A-1, 7.656% 2032                                                         11,136           12,542
CS First Boston Mortgage Securities Corp.:
  Series 2001-CK6, Class A-1, 4.393% 2006                                                        4,890            5,088
  Series 2002-FL2A, Class A-2, 1.458% 2010 (2)  (3)                                             13,000           12,987
  Series 2001-CF2, Class A-2, 5.935% 2034                                                       13,000           14,148
  Series 2001-CF2, Class A-3, 6.238% 2034                                                        9,000           10,171
  Series 2001-CK6, Class A-2, 6.103% 2036                                                       20,000           22,681
  Series 2002-CKN2, Class A-1, 4.637% 2037                                                       5,078            5,364
GMAC Commercial Mortgage Securities, Inc.:
  Series 1998-C2, Class C, 6.50% 2008                                                            9,000           10,353
  Series 1997-C1, Class A-3, 6.869% 2029                                                        20,000           22,778
  Series 1997-C2, Class C, 6.91% 2029                                                            8,900           10,106
  Series 1997-C1, Class D, 6.997% 2029                                                           8,300            9,472
  Series 1997-C2, Class E, 7.624% 2029 (2)                                                      10,000           10,281
Bear Stearns Commercial Mortgage Securities Inc.:
  Series 2002-HOME, Class A, 1.92% 2013 (2)  (3)                                                 7,365            7,360
  Series 2002-HOME, Class C, 2.72% 2013 (2)  (3)                                                10,000            9,978
  Series 1999-WF2, Class X, interest only, 0.433% 2019 (2)                                     293,755            5,504
  Series 1998-C1, Class A-1, 6.34% 2030                                                          5,242            5,731
  Series 1999-C1, Class X, interest only, 1.272% 2031 (2)  (3)                                 160,866            8,598
  Series 2000-WF2, Class A-2, 7.32% 2032                                                        16,480           19,991
Morgan Stanley Capital I, Inc.:
  Series 1998-HF1, Class A-1, 6.19% 2030                                                   $    10,760       $   11,365
  Series 1998-WF2, Class A-1, 6.34% 2030                                                         4,845            5,225
  Series 1998-HF2, Class A-2, 6.48% 2030                                                        17,000           19,602
  Series 1999-FNV1, Class A-1, 6.12% 2031                                                        7,994            8,679
  Series 1999-FNV1, Class A-2, 6.53% 2031                                                       10,000           11,581
Morgan Stanley Dean Witter Capital I Trust:
  Series 2002-HQ, Class A-1, 4.59% 2034                                                         18,653           19,281
  Series 2001-TOP5, Class A-3, 6.16% 2035                                                       17,468           19,960
  Series 2003-TOP9, Class A-1, 3.98% 2036                                                        9,862           10,184
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (3)                                     40,319           44,426
GS Mortgage Securities Corp. II, Series 1998-C1: (2)
  Class D, 7.422% 2030                                                                           3,750            4,111
  Class E, 7.422% 2030                                                                          31,076           31,729
Chase Manhattan Bank - First Union National Bank, Commercial
   Mortgage Trust, Series 1999-1:
  Class A-2, 7.439% 2031                                                                         5,000            6,032
  Class B, 7.619% 2031                                                                          17,125           20,804
  Class C, 7.625% 2031                                                                           5,000            6,060
DLJ Mortgage Acceptance Corp:
  Series 1996-CF2, Class A-1B, 7.29% 2021 (3)                                                    7,061            7,305
  Series 1995-CF2, Class A-1B, 6.85% 2027 (3)                                                    1,608            1,608
  Series 1996-CF1, Class A-2, 7.785% 2028 (2)  (3)                                               7,900            8,754
  Series 1998-CF1, Class A-1B, 6.41% 2031                                                       10,000           11,382
First Union National Bank Commercial Mortgage
   Trust, Class A-1:
  Series 2000-C1, 7.739% 2032                                                                   18,628           21,290
  Series 2001-C4, 5.673% 2033                                                                    4,660            5,116
DLJ Commercial Mortgage Corp.:
  Series 1998-CF1, Class A-1A, 6.14% 2031                                                       10,417           11,022
  Series 1999-CG1, Class A-1B, 6.46% 2032                                                       10,000           11,604
Prudential Securities Secured Financing Corp.,                                                  18,000           20,868
   Series 1999-NRF1, Class C, 6.746% 2031
Banc of America Commercial Mortgage Inc.,                                                       14,450           16,862
   Series 2001-1, Class A-2, 6.503% 2036
GGP Mall Properties Trust, Series 2001-C1A,                                                     15,546           16,671
   Class A-2, 5.007% 2011 (3)
LB-UBS Commercial Mortgage Trust, Series 2000-C3,                                               10,000           12,449
   Class A-2, 7.95% 2010
Commercial Mortgage, Series 2000-FL3A, Class D,                                                 13,776           12,131
   2.51% 2012 (2)  (3)
Salomon Brothers Commercial Mortgage Trust,                                                      8,750           10,218
   Series 2000-C3, Class A-2, 6.592% 2033
Commercial Mortgage Acceptance Corp., Class A-1:
  Series 1998-C2, 5.80% 2030                                                                     2,351            2,477
  Series 1998-C1, 6.23% 2031                                                                     5,423            5,837
First Union-Lehman Brothers-Bank of America                                                      7,095            7,584
   Commercial Mortgage
   Trust, Series 1998-C2, Class A-1, 6.28% 2035
Nomura Asset Securities Corp., Series 1998-D6,                                                   6,208            6,741
   Class A-1A, 6.28% 2030
Merrill Lynch Mortgage Investors, Inc.: (2)
  Series 1995-C2, Class D, 7.696% 2021                                                     $       254       $      280
  Series 1995-C3, Class A-3, 7.60% 2025                                                          5,480            5,687
GE Capital Commercial Mortgage Corp., Class A-1:
  Series 2001-1, 6.079% 2033                                                                       489              540
  Series 2001-3, 5.56% 2038                                                                      4,165            4,536
Mortgage Capital Funding, Inc., Series 1998-MC1,                                                 4,395            4,714
   Class A-1, 6.417% 2030
Asset Securitization Corp., Series 1996-D3,                                                      1,535            1,555
   Class A-1B, 7.21% 2026
                                                                                                                727,306

COLLATERALIZED MORTGAGE OBLIGATIONS  -  3.52% (10)
WaMu Mortgage Pass-Through Certficates Trust:  (2)
  Series 2003-AR3, Class A-2, 2.828% 2033                                                        3,500            3,515
  Series 2003-AR3, Class A-3, 3.567% 2033                                                       11,500           11,624
  Series 2003-AR7, Class A-7, 3.842% 2033                                                       85,750           86,067
  Series 2003-AR6, Class A-1, 4.39% 2033                                                        69,491           70,562
Bear Stearns ARM Trust:  (2)
  Series 2003-2, Class A-3, 3.703% 2033 (3)                                                     17,125           17,341
  Series 2003-6, Class A-2, 4.08% 2033                                                          78,000           79,178
  Series 2003-3, Class II-A-2, 4.24% 2033                                                       58,408           58,870
Banc of America Mortgage Securities, Inc. Trust, Class 2-A-1:
  Series 2003-F, 3.734% 2033 (2)                                                                78,000           79,092
  Series 2003-D, 4.183% 2033                                                                    22,089           22,424
CHL Mortgage Pass-Through Trust:  (2)
  Series 2003-HYB3, Class 4-A-1, 3.575% 2033                                                    15,000           15,143
  Series 2003-27, Class A-1, 3.85% 2033                                                         39,381           39,814
CS First Boston Mortgage Securities Corp., Class II-A-2:  (2)
  Series 2003-AR12, 4.375% 2033                                                                  7,304            7,464
  Series 2003-AR20, 4.45% 2033                                                                  15,000           15,225
J.P. Morgan Residential Mortgage Acceptance Corp.,                                              12,852           12,916
   Series 2002-R1,
   Class 1-B2, 6.50% 2031 (2)  (3)
Structured Asset Notes Transaction, Ltd., Series 1996-A,                                        12,348           12,423
   Class A-1, 7.156% 2003 (3)
Structured Asset Securities Corp., Series 2003-17,                                               9,511            9,604
   Class 3-A1, 4.01% 2033 (2)
PNC Mortgage Securities Corp., Series 1998-10,                                                   9,044            9,295
   Class 1-B1, 6.50% 2028 (3)
GE Capital Mortgage Services, Inc., Series 1994-15,                                              8,518            8,560
   Class A-10, 6.00% 2009
Security National Mortgage Loan Trust, Class A-2: (3)
  Series 2001-3A, 5.37% 2014                                                                     1,670            1,722
  Series 2000-1, 8.75% 2024                                                                      5,215            5,541
Ocwen Residential MBS Corp., Series 1998-R1,                                                     6,403            6,173
   Class AWAC, 5.04% 2040 (2)  (3)
Residential Funding Mortgage Securities I, Inc.:
  Series 2001-S1, Class A-1, 7.00% 2016                                                            773              781
  Series 1998-S17, Class M-1, 6.75% 2028                                                         3,769            3,783
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                             $     2,309       $    2,388
Financial Asset Securitization, Inc., Series 1997-NAM1,                                          1,962            1,970
   Class B-1, 7.75% 2027
Travelers Mortgage Securities Corp., Series 1,                                                   1,617            1,709
   Class Z-2, 12.00% 2014
GS Mortgage Securities Corp., Series 1998-2,                                                     1,041            1,167
   Class M, 7.75% 2027 (3)
Nationsbanc Montgomery Funding Corp., Series 1998-5,                                               543              555
   Class A-1, 6.00% 2013
Bear Stearns Structured Securities Inc., Series 1997-2,                                            359              380
   Class AWAC, 12.544% 2036 (2)  (3)
                                                                                                                585,286

OTHER  -  1.03%
Realkredit Danmark AS, Class 23-D, 5.00% 2035  (10)                                   DKr      515,000           78,167
Structured Asset Securities Corp., Class A: (2)  (3)  (10)
  Series 1998-RF2, 8.526% 2027                                                             $    19,283           21,425
  Series 1998-RF1, 8.693% 2027                                                                   6,821            7,579
  Series 1999-RF1, 7.883% 2028                                                                   4,550            4,984
CHL Mortgage Pass-Through Trust, Series 2003-J-6,                                               25,000           25,275
   Class 2-A-1, 4.75% 2018  (10)
Arena BV, Series 2000-I, Class A, 6.10% 2062 (2)  (10)                                Euro      15,500           20,292
Hypothekenbank in Essen AG 5.25% 2008                                                            6,000            7,523
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                    5,000            6,047
First Boston Mortgage Securities Corp., Series D:  (10)
  principal only, 0% 2017                                                                   $      288              259
  interest only, 10.965% 2017                                                                      288               29
                                                                                                                171,580

AGENCY PASS-THROUGHS  (10)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-4.00%
5.00% 2033                                                                                     488,825          500,019
6.50% 2008 - 2031                                                                                2,708            2,879
7.00% 2008 - 2031                                                                               71,869           76,433
7.50% 2007 - 2032                                                                               26,839           28,756
8.00% 2017 - 2030                                                                               29,965           32,487
8.50% 2020 - 2029                                                                                3,095            3,381
9.00% 2009 - 2022                                                                                3,616            4,027
9.50% 2009 - 2021                                                                                3,190            3,553
10.00% 2019 - 2022                                                                              11,647           13,734
                                                                                                                665,269

FANNIE MAE  -  3.33%
4.50% 2018                                                                                 $    10,000       $   10,202
5.00% 2018                                                                                      71,636           74,007
5.50% 2016 - 2033 (1)                                                                          166,300          172,769
6.00% 2016 - 2033                                                                               93,067           97,241
6.089% 2026 (2)                                                                                  3,025            3,149
6.50% 2016 - 2032 (1)                                                                          146,293          154,146
7.00% 2009 - 2032                                                                               22,208           23,498
7.50% 2009 - 2031                                                                                9,362            9,985
8.00% 2023 - 2031                                                                                1,408            1,528
8.50% 2009 - 2027                                                                                  544              582
9.00% 2018 - 2022                                                                                  667              745
9.50% 2009                                                                                          79               88
10.00% 2018                                                                                      1,618            1,901
11.255% 2020 (2)                                                                                 1,396            1,674
12.00% 2019                                                                                      1,323            1,602
                                                                                                                553,117

FREDDIE MAC  -  2.13%
Series H009, Class A-2, 1.876% 2008 (2)                                                         11,000           10,814
4.50% 2018                                                                                      86,500           88,297
5.00% 2018 - 2033                                                                               54,000           55,558
5.50% 2033                                                                                      97,000           99,819
6.00% 2017 - 2033                                                                               90,801           94,225
8.00% 2003 - 2026                                                                                  744              808
8.25% 2007                                                                                         364              388
8.50% 2007 - 2027                                                                                3,332            3,628
8.75% 2008                                                                                         498              541
11.00% 2018                                                                                        379              446
                                                                                                                354,524

AGENCY (10)
COLLATERALIZED MORTGAGE OBLIGATIONS  -  1.14%
Fannie Mae:
  Series 90-93, Class G, 5.50% 2020                                                                157              162
  Series 93-247, Class Z, 7.00% 2023                                                             1,707            1,727
  Series 2001-4, Class GA, 10.143% 2025 (2)                                                      2,520            2,904
  Series 2001-4, Class NA, 11.755% 2025 (2)                                                     12,403           14,738
  Series 1998-W5, Class B-3, 6.50% 2028 (3)                                                      4,585            4,645
  Series 2002-W3, Class A-5, 7.50% 2028                                                         21,392           23,885
  Series 2003-T3, Class 2A-3, 2.869% 2029                                                        6,650            6,726
  Series 2002-W7, Class A-5, 7.50% 2029                                                          2,949            3,293
  Series 2001-20, Class E, 9.60% 2031 (2)                                                          533              597
  Series 2001-20, Class C, 11.805% 2031 (2)                                                        600              713
  Series 2003-W10, Class 1A2B, 3.112% 2037                                                      19,200           19,325
  Series 2001-T10, Class A-1, 7.00% 2041                                                        30,053           32,786
  Series 2001-50, Class BA, 7.00% 2041                                                          10,454           11,087
  Series 2002-W1, Class 2-A, 7.50% 2042                                                         24,181           27,000
Freddie Mac:
  Series 1849, Class Z, 6.00% 2008                                                         $     2,634       $    2,655
  Series 2310, Class A, 10.568% 2017 (2)                                                         3,250            3,647
  Series 41, Class F, 10.00% 2020                                                                  578              580
  Series 178, Class Z, 9.25% 2021                                                                  447              448
  Series T-056, Class 2-A2, 2.842% 2036                                                         19,750           19,971
  Series T-042, Class A-2, 5.50% 2042                                                           12,000           12,304
                                                                                                                189,193

ASSET-BACKED OBLIGATIONS (10)
AUTO LOAN  -  1.90%
MMCA Auto Owner Trust:
  Series 2000-2, Class B, 7.42% 2005                                                             7,000            7,224
  Series 2000-1, Class B, 7.55% 2005                                                            14,750           15,325
  Series 2001-3, Class A-3, 1.43% 2006 (2)                                                       6,446            6,406
  Series 2002-1, Class A-3, 4.15% 2006                                                           7,515            7,560
  Series 2001-2, Class B, 5.75% 2007                                                             5,546            5,660
  Series 2001-3, Class B, 2.13% 2008 (2)                                                        13,239           12,843
  Series 2002-4, Class B, 3.82% 2009                                                             9,501            9,495
  Series 2002-2, Class B, 4.67% 2010                                                             1,587            1,557
CPS Auto Receivables Trust, Class A-2, XLCA insured: (3)
  Series 2003-A, 2.89% 2009                                                                     49,625           49,842
  Series 2002-B, 3.50% 2009                                                                      4,963            5,041
  Series 2002-C, 3.52% 2009                                                                      2,500            2,529
Prestige Auto Receivables Trust, FSA insured: (3)
  Series 2001-1A, Class A, 5.26% 2009                                                            3,943            4,082
  Series 2003-1, Class A-2, 2.41% 2010                                                          20,032           20,241
AmeriCredit Automobile Receivables Trust:
  Series 2003-A-M, Class A-3-A, MBIA insured, 2.37% 2007                                        17,000           17,106
  Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009                                         2,000            2,029
  Series 2002-C, Class A-4, FSA insured, 3.55% 2009                                              4,000            4,098
Triad Auto Receivables Owner Trust, Class A-3, AMBAC insured:
  Series 2002-A, 2.62% 2007                                                                     10,000           10,185
  Series 2002-1, 3.00% 2009 (3)                                                                 10,595           10,857
Household Automotive Trust, Series 2001-3,                                                      16,000           16,768
   Class A-4, 4.37% 2008
WFS Financial Owner Trust, Series 2002-3,                                                       15,000           15,628
   Class A-4, 3.50% 2010
Drive Auto Receivables Trust, MBIA insured: (3)
  Series 2000-1, Class A, 6.672% 2006                                                            1,765            1,812
  Series 2003-1, Class A-3, 2.41% 2007                                                           5,000            5,052
  Series 2001-2, Class A, 3.91% 2007                                                             5,803            5,930
AESOP Funding II LLC, Series 2003-2, Class A-1,                                                 12,000           12,133
   MBIA insured, 2.74% 2007 (3)
Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009                                     10,000           10,383
Harley-Davidson Motorcycle Trust:
  Series 2001-3, Class B, 3.72% 2009                                                       $     1,306       $    1,334
  Series 2001-3, Class A-2, 4.04% 2009                                                           5,000            5,179
  Series 2002-2, Class B, 2.84% 2010                                                             3,725            3,759
Drivetime Auto Owner Trust, Series 2003-A, Class A-3,                                            8,000            8,129
   XLCA insured, 2.524% 2008 (3)
New South Motor Vehicle Trust, Series 2002-A, Class A-3,                                         7,000            7,180
   AMBAC insured, 3.03% 2010
First Investors Auto Owner Trust, Series 2002-A, Class A,                                        6,059            6,068
   MBIA insured, 3.46% 2008 (3)
Continental Auto Receivables Owner Trust, Series 2000-B,                                         5,261            5,703
   Class CTFS, MBIA insured, 7.11% 2007 (3)
Seawest Securitization, LLC, Series 2002-A, XLCA insured: (3)
  Class A-2, 2.58% 2008                                                                          2,500            2,505
  Class A-3, 3.58% 2008                                                                          3,000            3,051
Hyundai Auto Receivables Trust, Class C: (3)
  Series 2001-A, 5.57% 2006                                                                      2,380            2,471
  Series 2002-A, 3.91% 2009                                                                      2,000            2,061
Chevy Chase Auto Receivables Trust, Series 2001-2,                                               4,000            4,153
   Class A-4, 4.44% 2007
Rental Car Finance Corp., Series 1997-1,                                                         2,000            2,000
   Class C-2, 1.985% 2005 (2)  (3)
World Omni Auto Receivables Trust, Series 2001-B,                                                1,943            1,996
   Class B, 4.14% 2008
                                                                                                                315,375

AIRPLANE EQUIPMENT TRUST
   CERTIFICATES-SINGLE LESSEE  -  1.13%
Continental Airlines, Inc.:
  Series 1998-3, Class C-2, 7.25% 2005                                                          12,000            9,600
  Series 1997-1, Class A, 7.461% 2016                                                           11,003           10,177
  Series 1996-2, Class D, 11.50% 2016                                                            2,023            1,028
  Series 2001-1, Class B, 7.373% 2017                                                            3,025            2,299
  Series 1998-1, Class A, 6.648% 2019                                                           23,530           22,711
  Series 1997-4, Class A, 6.90% 2019                                                            29,192           28,368
  Series 1999-1, Class B, 6.795% 2020                                                           16,543           12,407
  Series 1999-2, Class A-1, 7.256% 2021                                                          1,658            1,641
  Series 2000-1, Class A-1, 8.048% 2022                                                          4,515            4,478
Delta Air Lines, Inc.:
  Series 2003-1, Class G, AMBAC insured, 2.07% 2009 (2)  (3)                                    16,300           16,311
  Series 2001-1, Class A-2, 7.111% 2013                                                          5,000            5,074
  Series 2002-1, Class C, 7.779% 2013                                                           12,446           10,343
  Series 1992-A2, 9.20% 2014                                                                    11,500            8,050
  1991 Equipment trust certificates, Series J, 10.00% 2014 (3)                                   5,000            3,600
  1990 Equipment trust certificates, Series F, 10.79% 2014 (3)                                   1,700            1,224
Southwest Airlines Co., Series 2001-1:
  Class A-2, 5.496% 2006                                                                         5,000            5,428
  Class B, 6.126% 2006                                                                           7,500            8,254
American Airlines, Inc.:
  Series 2001-2, Class A-1, 6.978% 2012                                                    $     4,184       $    4,112
  Series 1991-C2, 9.73% 2014                                                                     6,410            2,885
  Series 2001-1, Class B, 7.377% 2019                                                            8,655            4,781
Northwest Airlines, Inc., Series 2002-1, Class G-2,                                              8,000            8,450
   MBIA insured, 6.264% 2021
United Air Lines, Inc., Series 2000-1,                                                           9,000            7,104
   Class A-2, 7.73% 2012
AIR 2 US, Series A, 8.027% 2020 (3)                                                              9,876            6,629
Jet Equipment Trust: (3)
  Series 1995-B, Class A, 7.63% 2015                                                             3,625            1,450
  Series 1995-B, Class C, 9.71% 2015                                                             5,500              534
  Series 1995-A, Class C, 10.69% 2015                                                            2,750              303
USAir, Inc., Pass Through Trust, Series 1993-A3,                                                 2,250              686
   10.375% 2013 (5)
                                                                                                                187,927

CREDIT CARD  -  1.12%
Pass-through Amortizing Credit Card Trusts,
Series 2002-1A: (3)
  Class A-2FX, 4.685% 2012                                                                      10,971           11,136
  Class A-3FX, 6.298% 2012                                                                      34,916           35,423
Metris Master Trust: (2)
  Series 2000-1, Class A, 1.404% 2008                                                            5,000            4,822
  Series 2001-3, Class B, 2.004% 2008                                                           17,000           15,773
  Series 2000-3, Class A, 1.364% 2009                                                            3,500            3,313
  Series 2001-2, Class A, 1.424% 2009                                                           13,000           12,209
  Series 2001-2, Class B, 2.184% 2009                                                           10,000            7,879
MBNA Credit Card Master Note Trust, Series 2002-B1,                                             17,000           18,392
   Class B-1, 5.15% 2009
MBNA Master Credit Card Trust II, Series 1999-B:
  Class A, 5.90% 2011                                                                            3,000            3,444
  Class B, 6.20% 2011                                                                            3,750            4,255
First Consumer Master Trust, Series 1999-A,                                                     23,164           22,451
   Class A, 5.80% 2005 (3)
Citibank Credit Card Issuance Trust, Citiseries,                                                10,000           10,034
   Class A8, Subclass 2002-A8, 1.48% 2011 (2)
Consumer Credit Reference Index Securities Program Trust,                                        8,250            8,704
   Series 2002-2A, Class FX, 10.421% 2007 (3)
Nordstrom Credit Card Master Note Trust, Series 2002-1A,                                         8,000            8,050
   Class B, 1.88% 2010 (2)  (3)
First USA Credit Card Master Trust, Series 1997-4,                                               6,630            6,478
   Class C, 2.14% 2010 (2)  (3)
NextCard Credit Card Master Note Trust: (2)  (3)
  Series 2000-1A, Class B, 1.98% 2006   (7)                                                     14,125            4,238
  Series 2001-1A, Class A, 1.48% 2007                                                              144              136
  Series 2001-1A, Class B, 2.06% 2007  (7)                                                       6,000            1,800
Capital One Multi-asset Execution Trust, Series 2003-1A,                                         6,000            6,004
   Class A, 1.57% 2009 (2)
CompuCredit Credit Card Master Note Business Trust,                                        $     1,500       $    1,268
   Series 2001-1A, Class B, 2.66% 2008 (2)  (3)
Capital One Master Trust, Series 2002-1A,                                                        1,000              993
   Class B, 1.78% 2011 (2)                                                                                      186,802

HOME EQUITY  -  0.74%
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
  Series 2001-HI4, Class A-3, 5.32% 2015                                                         6,011            6,051
  Series 2001-HI4, Class A-4, 5.64% 2016                                                        12,000           12,347
  Series 2001-HS2, Class A-4, 6.43% 2016                                                         5,398            5,529
Centex Home Equity Loan Trust, Series 2003-A,                                                   22,400           22,596
   Class AF-3, 2.708% 2026
Residential Asset Securities Corp. Trust, Series 2003-KS2:
  Class A-I-2, 2.15% 2024                                                                        5,200            5,217
  Class A-I-3, 2.66% 2028                                                                       16,750           16,860
Long Beach Mortgage Loan Trust, Series 2000-1,                                                  20,000           20,025
   Class M-2, 2.158% 2031 (2)
Residential Asset Mortgage Products, Inc., Series 2003-RS1:
  Class A-I-2, 2.871% 2023                                                                       8,750            8,838
  Class A-I-3, 3.495% 2028                                                                       4,000            4,095
CitiFinancial Mortgage Securities Inc. REMIC Pass-Through                                       11,000           11,161
   Certificates Trust, Series 2003-1, Class AF-2, 2.948% 2033
IndyMac Home Equity Mortgage Loan Asset-backed Trust,                                            5,000            5,336
   Series SPMD 2001-A, Class AF-6, 6.537% 2030
Chase Funding Trust, Series 2003-1, Class 1A-3, 3.14% 2023                                       3,500            3,557
CS First Boston Mortgage Securities Corp., Series 2001-HE16,                                    12,282              444
   Class A-IO, interest only, 5.64% 2004
Asset Backed Securities Corp. Home Equity Loan Trust,
   Class A-IO, interest only:
  Series 2001-HE3, 3.60% 2031 (2)                                                               14,785              347
  Series 2001-HE2, 4.50% 2031                                                                   82,960                8
                                                                                                                122,411

ASSET BACKED SECURITIES  -  0.52%
Tobacco Settlement Financing Corp., Series 2001-A,                                              27,422           26,453
   Class A, 6.36% 2025
Educational Enhancement Funding Corp. Tobacco Settlement                                        24,711           23,341
   Bonds, Series 2002-A, Class A, 6.72% 2025
Banco Itau SA, Series 2002, XLCA insured, 1.94% 2007 (2)  (3)                                   14,900           14,788
PF Export Receivables Master Trust, Series 2001-B,                                              10,000           11,213
   MBIA insured, 6.60% 2011 (3)
Garanti Trade Payment Rights Master Trust, Series 1999-B,                                        9,715            9,884
   Class 1, 10.81% 2004 (3)
NPF XII, Inc.: (3) (5) (7)
  Series 1999-3, Class B, 2.389% 2003   (2)                                                      3,000               30
  Series 2001-1A, Class A, 1.989% 2004  (2)                                                      7,000              350
  Series 2001-3A, Class A, 5.52% 2007                                                           16,000              800
                                                                                                                 86,859

MANUFACTURED HOUSING  -  0.46%
Green Tree Financial Corp.:
  Series 1993-2, Class B, 8.00% 2018                                                       $     2,250       $    2,035
  Series 1995-3, Class B-2, 8.10% 2025  (5)                                                      5,000            2,001
  Series 1995-8, Class B-2, 7.65% 2026  (5)                                                      8,197            2,337
  Series 1995-6, Class B-2, 8.00% 2026  (5)                                                      2,785              753
  Series 1996-6, Class B-2, 8.35% 2027  (5)                                                     10,174              806
  Series 1996-5, Class B-2, 8.45% 2027  (5)                                                      6,567              521
  Series 1996-10, Class A-6, 7.30% 2028                                                          7,956            7,968
  Series 1997-8, Class B-2, 7.75% 2028  (5)                                                      3,074              412
  Series 1998-4, Class B-2, 8.11% 2028  (5)                                                     12,988            1,814
  Series 1997-6, Class A-7, 7.14% 2029                                                          14,730           15,033
  Series 1997-6, Class B-2, 7.75% 2029  (5)                                                      4,958              670
Conseco Finance Home Equity Loan Trust, Series 2002-B:
  Class M-1, 2.93% 2033 (2)                                                                      4,500            4,312
  Class A-2, 5.31% 2033                                                                         11,500           11,652
Conseco Finance Manufactured Housing Contract Trust,
   Series 2001-3:
  Class A-2, 5.16% 2033                                                                          8,000            8,143
  Class A-3, 5.79% 2033                                                                          5,000            5,115
Madison Avenue Manufactured Housing Contract Trust,
   Series 2002-A: (2)
  Class M-1, 2.485% 2032                                                                         4,000            4,000
  Class M-2, 3.285% 2032                                                                        11,000            9,732
                                                                                                                 77,304

STRANDED ASSET  -  0.34%
California Infrastructure and Economic Development Bank,
   Special Purpose Trust, Series 1997-1:
  SCE-1, Class A-6, 6.38% 2008                                                                   4,000            4,340
  PG&E-1, Class A-7, 6.42% 2008                                                                 12,499           13,550
PP&L Transition Bond Co. LLC, Series 1999-1,                                                    15,000           17,337
   Class A-7, 7.05% 2009
PECO Energy Transition Trust, Series 1999-A,                                                    14,250           16,355
   Class A-7, 6.13% 2009
West Penn Funding LLC, Series 1999-A,                                                            4,500            5,280
   Class A-4, 6.98% 2008
                                                                                                                 56,862

FRANCHISE EQUIPMENT  -  0.26%
CNL Funding, Series 2000-AA, Class A-2,                                                         13,800           15,428
   MBIA insured, 8.044% 2017 (3)
GRCT Consumer Loan Trust, Series 2001-1A,                                                       12,881           13,425
   Class 2BRV, 6.251% 2020 (3)
ACLC Business Loan Receivables Trust,                                                            8,988            9,442
   Series 2002-1A, Class A-2, 7.462% 2022 (3)
CIT Equipment Collateral, Series 2002-VT1,                                                       2,677            2,718
   Class B, 3.97% 2009
Xerox Equipment Lease Owner Trust, Series 2001-1,                                                1,108            1,110
   Class A, 3.18% 2008 (2) (3)
Green Tree Recreational, Equipment & Consumer Trust,                                             8,500              907
   Series 1997-D, 7.25% 2029
                                                                                                                 43,030

GOVERNMENT OBLIGATIONS
U.S. GOVERNMENT
U.S. TREASURY NOTES & BONDS  -  11.67%
6.00% August 2004 (1)                                                                      $   106,000       $  111,847
5.875% November 2004                                                                            10,000           10,644
11.625% November 2004 (1)                                                                       30,000           34,266
6.75% May 2005                                                                                 160,275          176,528
5.75% November 2005                                                                            111,000          122,169
5.875% November 2005                                                                            20,000           22,072
4.625% May 2006                                                                                 10,000           10,839
6.875% May 2006 (1)                                                                            194,000          222,312
3.375% January 2007 (12)                                                                       215,793          236,797
6.25% February 2007                                                                             38,475           44,246
4.375% May 2007                                                                                 32,500           35,308
6.625% May 2007                                                                                 40,000           46,794
6.125% August 2007                                                                              25,000           28,922
3.00% November 2007                                                                             70,500           72,714
3.625% January 2008 (12)                                                                       108,089          121,211
5.625% May 2008                                                                                 40,000           45,862
4.75% November 2008                                                                             40,000           44,344
9.125% May 2009 (1)                                                                             18,000           19,252
6.00% August 2009 (1)                                                                          117,980          139,180
10.375% November 2009 (1)                                                                       12,500           14,045
10.00% May 2010                                                                                  5,000            5,795
3.50% January 2011 (12)                                                                         95,051          107,865
5.00% February 2011                                                                             25,000           28,063
5.00% August 2011                                                                               11,500           12,900
10.375% November 2012 (1)                                                                       24,500           32,757
12.00% August 2013 (1)                                                                          10,000           14,575
7.50% November 2016 (1)                                                                         87,000          118,170
7.875% February 2021                                                                            20,000           28,562
6.875% August 2025                                                                              25,500           33,612
                                                                                                              1,941,651

NON-PASS-THROUGH AGENCY SECURITIES
FANNIE MAE BONDS & NOTES  -  0.95%
7.00% 2005 (1)                                                                                  90,000           99,987
6.00% 2012                                                                                      25,000           26,544
7.25% 2030                                                                                      23,750           31,310
                                                                                                                157,841

FREDDIE MAC BONDS & NOTES  -  0.66%
4.25% 2005                                                                                 $    27,250       $   28,726
5.75% 2010                                                                            Euro      12,000           15,604
4.75% 2012                                                                                 $    20,000           20,524
6.25% 2012                                                                                      15,000           16,452
6.75% 2031                                                                                      22,650           28,228
                                                                                                                109,534

FEDERAL HOME LOAN BANK BONDS & NOTES  -  0.40%
4.875% 2004                                                                                     10,250           10,562
4.50% 2012                                                                                      31,500           33,307
5.50% 2018                                                                                      21,750           22,578
                                                                                                                 66,447

GOVERNMENTS & GOVERNMENTAL BODIES (NON- U.S.)
NON-U.S. GOVERNMENT OBLIGATIONS  -  6.21%
Deutschland Republic:
  6.875% 2005                                                                         Euro      13,750           17,113
  4.50% 2009                                                                                    55,000           67,497
Bundesrepublik 5.25% 2010                                                                       64,340           82,121
Bundesobligation Eurobond 4.50% 2006                                                            43,000           52,199
French Government O.A.T. Eurobond:
  4.00% 2009                                                                                    37,000           44,425
  5.50% 2010                                                                                    32,090           41,633
  5.00% 2011                                                                                    51,050           64,344
  Principal Strip 0% 2019                                                                       25,000           13,673
  5.50% 2029                                                                                    22,360           28,700
United Mexican States Government Eurobonds, Global:
  4.625% 2008                                                                              $    11,000           11,259
  8.375% 2011                                                                                    1,800            2,161
  11.375% 2016                                                                                  18,658           27,194
  8.30% 2031                                                                                     8,220            9,486
  7.50% 2033                                                                                    17,000           18,071
Canadian Government:
  9.00% 2004                                                                          C$        10,000            8,019
  4.25% 2026 (12)                                                                               64,798           58,128
Hungarian Government:
  8.50% 2006                                                                          HUF    4,500,000           19,605
  6.25% 2007                                                                                 5,305,000           21,826
  6.75% 2013                                                                                 5,570,000           24,153
Spanish Government:
  6.00% 2008                                                                         Euro       36,061           46,725
  6.15% 2013                                                                                    10,000           13,629
Norwegian Government:
  6.75% 2007                                                                         NOK        75,000       $   11,350
  5.50% 2009                                                                                   115,500           16,974
  6.00% 2011                                                                                   100,000           15,098
Hellenic Republic:
  8.60% 2008                                                                         Euro       22,010           31,440
  7.50% 2013                                                                                     1,820            2,708
Kingdom of Denmark 6.00% 2009                                                        DKr       190,000           33,632
State of Qatar 9.75% 2030                                                                  $    23,450           32,654
United Kingdom:
  5.00% 2008                                                                         Lira        6,960           12,097
  5.00% 2012                                                                                     8,220           14,424
  6.00% 2028                                                                                     1,800            3,641
Japanese Government 0.90% 2008                                                       Yen     3,400,000           29,059
Swedish Government:
  6.00% 2005                                                                         SKr       107,000           14,000
  5.25% 2011                                                                                   110,000           14,775
Netherlands Government Eurobond 5.00% 2012                                           Euro       22,820           28,635
Italian Government BTPS Eurobond 6.00% 2007                                                     16,204           20,957
New South Wales Treasury Corp. 8.00% 2008                                            A$         26,000           19,723
Polish Government:
  8.50% 2006                                                                         PLZ        44,000           12,296
  6.00% 2010                                                                                    25,250            6,885
Russian Federation: (2)
  5.00% 2030                                                                               $     7,390            7,187
  5.00% 2030 (3)                                                                                   145              141
Banque Centrale de Tunisie 7.375% 2012                                                           6,250            7,297
Panama (Republic of):
  Interest Reduction Bond 5.00% 2014 (2)                                                         3,868            3,510
  10.75% 2020                                                                                      210              262
  9.375% 2023                                                                                      713              797
  8.875% 2027                                                                                      250              273
  9.375% 2029                                                                                      675              781
Chile (Republic of) 7.125% 2012                                                                  3,000            3,498
Brazil (Federal Republic of):
  Bearer 8.00% 2014 (4)                                                                          1,060              938
  8.875% 2024                                                                                    1,375            1,073
  12.25% 2030                                                                                      425              428
  11.00% 2040                                                                                      610              558
Bulgaria (Republic of) 8.25% 2015                                                                2,065            2,446
New Zealand Government 4.50% 2016 (12)                                               NZ$         3,453            2,276
Dominican Republic 9.50% 2006 (3)                                                          $     2,135            2,034
Ireland (Republic of) Eurobond 5.00% 2013                                            Euro        1,190            1,493
Guatemala (Republic of) 10.25% 2011 (3)                                                    $     1,000            1,163
Philippines (Republic of):
  9.875% 2019                                                                                      500              553
  10.625% 2025                                                                                     470              548
Venezuela (Republic of):
  Eurobond 1.875% 2007 (2)                                                                 $       429       $      346
  9.25% 2027                                                                                       915              679
Peru (Republic of):
  9.125% 2012                                                                                      432              462
  Past Due Interest Eurobond 5.00% 2017 (2)                                                        418              356
Argentina (Republic of): (13)
  Series E, 0% 2003                                                                              1,000              275
  7.00%/15.50% 2008 (6)                                                                            725              237
  11.75% 2009                                                                                       60               21
  11.375% 2017                                                                                      65               21
  12.25% 2018 (4)                                                                                   80               25
  12.00% 2031 (4)                                                                                   53               16
Turkey (Republic of) 12.375% 2009                                                                  500              540
Jamaican Government 10.625% 2017                                                                   345              287
                                                                                                              1,032,830

DEVELOPMENT AUTHORITIES  -  0.10%
International Bank for Reconstruction & Development,                                            40,000            9,442
   Series MTN, Class C, 0% 2031
Corporacion Andina de Fomento 6.875% 2012                                                        5,895            6,725
                                                                                                                 16,167

MUNICIPAL OBLIGATIONS

MUNICIPAL OBLIGATIONS  -  1.35%
Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1:
  5.00% 2021                                                                                    10,000            9,747
  6.25% 2033                                                                                    56,005           50,375
Tobacco Settlement Financing Corp., Tobacco
   Settlement Asset-backed Bonds:
  Series 2003, 4.375% 2019                                                                       6,000            5,694
  Series 2003, 6.125% 2024                                                                      27,290           25,162
  Series 2002, 5.75% 2032                                                                       32,310           28,479
Badger Tobacco Asset Securitization Corp., Tobacco                                              39,510           36,680
   Settlement Asset-backed Bonds, 6.125% 2027
State of California Dept. of Water Resources,
   Power Supply Revenue Bonds, Series 2002-E:
  3.975% 2005                                                                                   10,000           10,297
  4.33% 2006                                                                                    12,500           13,049
California Maritime Infrastructure Authority, Taxable Lease                                     12,912           13,804
   Revenue Bonds (San Diego Unified Port District -
   South Bay Plant Acquisition), Series 1999, 6.63% 2009 (3)
Chugach Electric Association, Inc., Series 2001-A, 1                                       $     7,500       $    8,771
   MBIA insured, 6.55% 201
G.O. Ref. Bonds, Series 2003-B, XLCA insured, 5.00% 2013                                         5,000            5,667
Tobacco Settlement Auth., Asset-backed Bonds,                                                    6,500            5,379
   Series 2001-B, 5.50% 2030 (preref. 2013)
Dormitory Auth., City University System Consolidated                                             4,500            4,552
   Third General Resolution Rev. Bonds,
   Series 2003-2, 2.38% 2005
Housing Fin. Agcy., State Personal Income Tax Rev.
   Bonds (Econ. Dev. and Housing), Series B:
  2.88% 2007                                                                                     2,000            2,028
  3.09% 2007                                                                                     2,200            2,233
Tobacco Settlement Rev. Management Auth.,                                                        3,105            2,849
   Tobacco Settlement Asset-backed Bonds,
   Series 2001-B, 6.00% 2022
                                                                                                                224,766

MISCELLANEOUS

MISCELLANEOUS  -  0.13%
Other bonds, notes & preferred stocks in                                                                         21,077
   initial period of acquisition


                                                                                             Principal           Market
                                                                                                amount            value
EQUITY-RELATED SECURITIES                                                              (000) or shares            (000)

STOCKS & WARRANTS  -  0.46% (9)
SpectraSite, Inc. (3) (7)                                                                    1,082,720 shares $  45,877
Nextel Communications, Inc., Class A  (3)                                                      765,694           13,844
ZiLOG, Inc.   (14)                                                                           2,555,000            7,665
ZiLOG, Inc. - MOD III Inc., units (7) (14)                                                       2,555            1,369
Wilshire Financial Services Group, Inc.  (14)                                                1,601,967            6,584
Clarent Hospital Corp. (14)                                                                    309,802              542
NTL Inc. (7)                                                                                    15,500              476
Protection One Alarm Monitoring, Inc.,                                                          54,400                0
   warrants, expire 2005  (3) (7)
                                                                                                                 76,357

MISCELLANEOUS  -  0.01%
Other equity-related securities in initial period of acquisition                                                  1,100


TOTAL BONDS, NOTES, PREFERRED STOCKS & EQUITY-RELATED SECURITIES                                             16,178,291
   (cost: $15,393,112,000)


                                                                                             Principal           Market
                                                                                                amount            value
SHORT-TERM SECURITIES                                                                  (000) or shares            (000)

CORPORATE SHORT-TERM NOTES  -  4.58%
Merck & Co. Inc.:
  1.19% due 7/9/2003                                                                       $    25,000       $   24,992
  1.21% due 7/15/2003                                                                           50,000           49,975
E.I. DuPont de Nemours & Co.:
  1.19% due 7/10/2003 (1)                                                                       25,000           24,992
  0.90% due 8/19/2003                                                                           25,000           24,969
  1.02% due 8/20/2003                                                                           25,000           24,964
Johnson & Johnson: (3)
  1.20% due 7/24/2003 (1)                                                                       25,000           24,980
  1.22% due 7/30/2003 (1)                                                                       18,000           17,982
  1.22% due 8/29/2003                                                                           25,000           24,958
Triple-A One Funding Corp.:  (3)
  1.22% due 7/7/2003                                                                            20,000           19,995
  1.05% due 7/10/2003                                                                           32,250           32,241
  1.23% due 7/22/2003                                                                            9,847            9,840
Verizon Network Funding Corp.:
  1.21% due 7/8/2003                                                                            25,000           24,993
  0.97% due 8/5/2003                                                                            32,000           31,969
Edison Asset Securitization LLC 1.24% due 7/1/2003 (1) (3)                                      50,000           49,998
Pfizer Inc 1.20% due 7/2/2003 (1) (3)                                                           50,000           49,997
AIG Funding, Inc. 1.19% due 7/14/2003 (1)                                                       50,000           49,977
Citicorp: (1)
  1.21% due 7/8/2003                                                                            25,000           24,993
  1.21% due 7/22/2003                                                                           25,000           24,981
American Express Credit Corp. 1.22% due 7/18/2003 (1)                                           50,000           49,969
Preferred Receivables Funding Corp. 1.00% due 7/23/2003 (3)                                     50,000           49,968
Schering Corp.: (1)
  1.21% due 7/11/2003                                                                           20,000           19,993
  1.20% due 7/31/2003                                                                           30,000           29,969
Netjets Inc.: (3)
  1.20% due 7/17/2003                                                                           25,000           24,986
  1.21% due 8/7/2003 (1)                                                                        25,000           24,968
Coca-Cola Co. 1.20% due 7/14/2003 (1)                                                           25,000           24,988
                                                                                                                761,637

FEDERAL AGENCY DISCOUNT NOTES  -  1.96%
Federal Home Loan Bank:
  1.17% due 7/11/2003                                                                            6,000            5,998
  1.195% due 7/18/2003 (1)                                                                      18,000           17,989
  1.14% due 8/6/2003 (1)                                                                        60,000           59,930
  1.03% due 8/8/2003                                                                            30,000           29,966
  1.135% due 8/20/2003 (1)                                                                      25,000           24,960
  0.94%-0.975% due 9/12/2003                                                                    75,000           74,849
Fannie Mae:
  1.14%-1.20% due 7/23/2003 (1)                                                                 16,000           15,988
  1.11% due 8/13/2003 (1)                                                                       50,000           49,932
  0.98% due 9/10/2003                                                                            7,700            7,685
Freddie Mac:
  1.175% due 7/29/2003 (1)                                                                      28,600           28,573
  1.17% due 8/14/2003                                                                           10,000            9,985
                                                                                                                325,855

CERTIFICATES OF DEPOSIT  -  0.60%
State Street Bank & Trust 1.19% due 7/21/2003 (1)                                               50,000           50,000
Wells Fargo & Co. 1.03% due 8/25/2003                                                           50,000           50,000
                                                                                                                100,000

U.S. TREASURIES  -  0.30%
U.S. Treasury Bills 1.00% due 9/11/2003                                                         50,000           49,917


TOTAL SHORT-TERM SECURITIES (cost: $1,237,386,000)                                                            1,237,409


TOTAL INVESTMENT SECURITIES (cost: $16,630,498,000)                                                          17,415,700
Other assets less liabilities                                                                                  (782,214)

NET ASSETS                                                                                                  $16,633,486


(1) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(2)  Coupon rate may change periodically.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Company not making scheduled interest payments; bankruptcy proceedings pending.
(6)  Step bond; coupon rate will increase at a later date.
(7) Valued under fair value procedures adopted by authority of the Board of Directors.
(8) Purchased as a unit; issue was separated but reattached for reporting purposes.
(9)  Security did not produce income during the last 12 months.
(10) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(11) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(12) Index-linked bond whose principal amount moves with a government retail price index.
(13) Scheduled interest payment not made; reorganization pending.
(14) The fund owns 8.58%, 8.61% and 5.07% of the outstanding voting securities of ZiLOG, Inc., Wilshire Financial Services Group, Inc. and Clarent Hospital Corp., respectively, and thus is considered an affiliate of these companies under the Investment Company Act of 1940.


See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                  unaudited
at June 30, 2003                             (dollars and shares in thousands,
                                                     except per-share amounts)
ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $16,587,169)         $17,399,540
  Affiliated issuers (cost: $43,329)                    16,160    $17,415,700
 Cash                                                                 101,224
 Receivables for:
  Sales of investments                                 329,578
  Sales of fund's shares                                53,161
  Open forward currency contracts                          577
  Dividends and interest                               209,864        593,180
                                                                   18,110,104
LIABILITIES:
 Payables for:
  Purchases of investments                           1,419,517
  Repurchases of fund's shares                          34,440
  Dividends on fund's shares                            10,590
  Closed forward currency contracts                      2,029
  Investment advisory services                           3,694
  Services provided by affiliates                        6,024
  Deferred Directors' compensation                         217
  Other fees and expenses                                  107      1,476,618
NET ASSETS AT JUNE 30, 2003                                       $16,633,486

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                       $16,539,995
 Distributions in excess of net investment income                     (54,947)
 Accumulated net realized loss                                       (638,660)
 Net unrealized appreciation                                          787,098
NET ASSETS AT JUNE 30, 2003                                       $16,633,486


TOTAL AUTHORIZED CAPITAL STOCK - 2,500,000 SHARES, $.001 PAR VALUE
                      Net assets           Shares       Net asset value
                                        outstanding        per share (1)

Class A              $13,997,724        1,044,132         $13.41
Class B                1,215,612           90,676          13.41
Class C                  768,531           57,327          13.41
Class F                  235,993           17,603          13.41
Class 529-A               78,654            5,867          13.41
Class 529-B               26,901            2,007          13.41
Class 529-C               42,802            3,193          13.41
Class 529-E                5,114              382          13.41
Class 529-F                  815               61          13.41
Class R-1                  2,733              204          13.41
Class R-2                 73,684            5,496          13.41
Class R-3                 62,365            4,652          13.41
Class R-4                  9,431              703          13.41
Class R-5                113,127            8,438          13.41

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $13.93 for each.

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                              unaudited
for the six months ended June 30, 2003                   (dollars in thousands)

INVESTMENT INCOME:

 Income:
  Interest                                             $468,086
  Dividends                                               8,320       $476,406

 Fees and expenses:
  Investment advisory services                           21,745
  Distribution services                                  25,887
  Transfer agent services                                 8,002
  Administrative services                                 1,399
  Reports to shareholders                                   646
  Registration statement and prospectus                     448
  Postage, stationery and supplies                        1,180
  Directors' compensation                                    54
  Auditing and legal                                         73
  Custodian                                                 382
  State and local taxes                                     145
  Other                                                      56
  Total expenses before reimbursement                    60,017
   Reimbursement of expenses                                151         59,866
 Net investment income                                                 416,540

NET REALIZED GAIN AND UNREALIZED APPRECIATION
 ON INVESTMENTS AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                            53,976
  Non-U.S. currency transactions                        (27,160)        26,816
 Net unrealized appreciation on:
  Investments                                           848,925
  Non-U.S. currency translations                            160        849,085
   Net realized gain and unrealized appreciation
    on investments and non-U.S. currency                               875,901
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,292,441

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS
                                                         (dollars in thousands)

                                                                    Six months         Year ended
                                                                  ended June 30,      December 31,
                                                                       2003*              2002
OPERATIONS:
 Net investment income                                                $416,540          $858,834
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                        26,816          (460,341)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                    849,085           403,703
  Net increase in net assets resulting from operations               1,292,441           802,196

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME             (448,171)         (863,912)

CAPITAL SHARE TRANSACTIONS                                           1,288,868         2,604,167

TOTAL INCREASE IN NET ASSETS                                         2,133,138         2,542,451

NET ASSETS:
 Beginning of period                                                14,500,348        11,957,897
 End of period (including distributions in excess of
  net investment income: $54,947 and $23,316, respectively)        $16,633,486       $14,500,348

*Unaudited


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
 Share class            Initial sales charge       Contingent deferred sales      Conversion feature
                                                   charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
 Classes A and 529-A       Up to 3.75%             None (except 1% for            None
                                                   certain redemptions
                                                   within one year of
                                                   purchase without an
                                                   initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B      None                    Declines from 5% to zero       Classes B and 529-B
                                                   for redemptions within six     convert to classes A
                                                   years of purchase.             and 529-A,respectively,
                                                                                  after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class C                  None                    1% for redemptions within      Class C converts to
                                                   one year of purchase           Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-C              None                    1% for redemptions within      None
                                                   one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-E              None                    None                           None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F      None                    None                           None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,     None                    None                           None
    R-4 and R-5
---------------------------------------------------------------------------------------------------------



Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of June 30, 2003, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $16,715,519,000.

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income and currency gains                  $3,758
Accumulated short-term capital losses                                 (405,190)
Accumulated long-term capital losses                                  (192,078)
Gross unrealized appreciation on investment securities               1,232,167
Gross unrealized depreciation on investment securities                (531,986)


Accumulated short-term capital losses above include capital loss carryforwards of $24,538,000, $42,420,000, $57,575,000 and $254,538,000 expiring in 2007,
2008, 2009 and 2010, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included in accumulated short-term and long-term capital losses above are capital losses of $203,474,000, that were realized during the period November 1, 2002 through December 31, 2002.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                     DISTRIBUTIONS FROM ORDINARY INCOME
                                                                     DISTRIBUTIONS
                              NET INVESTMENT                              FROM          TOTAL
                                  INCOME AND        SHORT-TERM         LONG-TERM    DISTRIBUTIONS
SHARE CLASS (1)               CURRENCY GAINS      CAPITAL GAINS     CAPITAL GAINS        PAID

SIX MONTHS ENDED JUNE 30, 2003
Class A                          $ 389,699            -                -           $ 389,699
Class B                             27,335            -                -              27,335
Class C                             16,274            -                -              16,274
Class F                              5,922            -                -               5,922
Class 529-A                          1,860            -                -               1,860
Class 529-B                            531            -                -                 531
Class 529-C                            874            -                -                 874
Class 529-E                            118            -                -                 118
Class 529-F                             14            -                -                  14
Class R-1                               44            -                -                  44
Class R-2                            1,179            -                -               1,179
Class R-3                            1,170            -                -               1,170
Class R-4                              305            -                -                 305
Class R-5                            2,846            -                -               2,846
Total                            $ 448,171            -                -           $ 448,171

YEAR ENDED DECEMBER 31, 2002
Class A                          $ 786,683            -                -           $ 786,683
Class B                             40,937            -                -              40,937
Class C                             22,056            -                -              22,056
Class F                              8,650            -                -               8,650
Class 529-A                          1,373            -                -               1,373
Class 529-B                            390            -                -                 390
Class 529-C                            660            -                -                 660
Class 529-E                             70            -                -                  70
Class 529-F                              1            -                -                   1
Class R-1                                9            -                -                   9
Class R-2                              214            -                -                 214
Class R-3                              191            -                -                 191
Class R-4                               97            -                -                  97
Class R-5                            2,581            -                -               2,581
Total                            $ 863,912            -                -           $ 863,912


(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on an annual rate of 2.25% on the first $8,333,333 of the fund's monthly gross investment income and 2.00% on such income in excess of $8,333,333. For the six months ended June 30, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.283% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ----------------------------------------------------------------------
         SHARE CLASS                    CURRENTLY APPROVED         PLAN
                                             LIMITS               LIMITS
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Class A                               0.25%                0.25%
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Class 529-A                           0.25                 0.50
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Classes B and 529-B                   1.00                 1.00
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Classes C, 529-C and R-1              1.00                 1.00
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Class R-2                             0.75                 1.00
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Classes 529-E and R-3                 0.50                 0.75
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Classes F, 529-F and R-4              0.25                 0.50
         ----------------------------------------------------------------------

          All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2003, unreimbursed expenses subject to reimbursement totaled $11,342,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the six months ended June 30, 2003, were as follows (dollars in thousands):


---------------------------------------------------------------------------------------------------------------
                                                                    ADMINISTRATIVE SERVICES

---------------------------------------------------------------------------------------------------------------
                                                        CRMC                                  COMMONWEALTH
  SHARE CLASS     DISTRIBUTION    TRANSFER AGENT    ADMINISTRATIVE      TRANSFER AGENT        OF VIRGINIA
                    SERVICES         SERVICES          SERVICES             SERVICES         ADMINISTRATIVE
                                                                                                SERVICES
---------------------------------------------------------------------------------------------------------------
    Class A         $16,431           $7,339        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           5,330              663        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           3,239          Included
                                        in
                                  administrative
                                     services           $486                $186             Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F             254          Included
                                        in
                                  administrative
                                     services            153                  29             Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A            32          Included
                                        in
                                  administrative
                                     services             48                   6                  $32
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B           107          Included
                                        in
                                  administrative
                                     services             16                   6                   11
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C           176          Included
                                        in
                                  administrative
                                     services             26                   8                   17
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E            11          Included
                                        in
                                  administrative
                                     services              3                   -*                   2
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F            1           Included
                                        in
                                  administrative
                                     services              -*                  -*                   -*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1             9           Included
                                        in
                                  administrative
                                     services              1                   3            Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2            176          Included
                                        in
                                  administrative
                                     services             35                 194            Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3            108          Included
                                        in
                                  administrative
                                     services             33                  47            Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4             13          Included
                                        in
                                  administrative
                                     services              8                   2            Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable    Included
                                        in
                                  administrative
                                     services             46                   1            Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total            $25,887         $8,002            $855                $482                   $62
----------------===============================================================================================

* Amount less than one thousand.


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share  transactions  in the fund were as follows
(dollars and shares in thousands):


                                         SALES(2)       REINVESTMENTS OF DIVIDENDS     REPURCHASES(2)       NET INCREASE (DECREASE)
SHARE CLASS(1)                      AMOUNT     SHARES        AMOUNT   SHARES          AMOUNT     SHARES       AMOUNT      SHARES
SIX MONTHS ENDED JUNE 30, 2003
Class A                            $2,308,108  177,449    $ 318,887   24,409    $ (1,950,132)  (149,922)   $ 676,863      51,936
Class B                               285,623   21,941       21,006    1,607         (88,589)    (6,782)     218,040      16,766
Class C                               250,106   19,171       12,354      944         (84,023)    (6,448)     178,437      13,667
Class F                               146,327   11,265        4,497      344        (106,081)    (8,194)      44,743       3,415
Class 529-A                            25,398    1,949        1,806      138          (2,239)      (170)      24,965       1,917
Class 529-B                             8,926      686          517       40            (402)       (31)       9,041         695
Class 529-C                            13,592    1,045          850       65          (1,466)      (111)      12,976         999
Class 529-E                             1,710      132          114        9            (416)       (32)       1,408         109
Class 529-F                               618       48           14        1             (10)        (1)         622          48
Class R-1                               2,064      159           42        3            (311)       (24)       1,795         138
Class R-2                              61,040    4,690        1,130       86         (12,047)      (924)      50,123       3,852
Class R-3                              52,729    4,069        1,121       85         (12,175)      (932)      41,675       3,222
Class R-4                               6,631      510          299       23          (8,720)      (674)      (1,790)       (141)
Class R-5                              40,317    3,102        1,667      127         (12,014)      (916)      29,970       2,313
TOTAL NET INCREASE
   (DECREASE)                      $3,203,189  246,216    $ 364,304   27,881    $ (2,278,625)  (175,161)  $1,288,868      98,936

YEAR ENDED DECEMBER 31, 2002
Class A                            $4,275,824  342,033    $ 651,356   52,134    $ (3,478,409)  (279,194)  $1,448,771     114,973
Class B                               549,413   43,871       31,518    2,528        (115,299)    (9,277)     465,632      37,122
Class C                               458,783   36,606       16,938    1,360        (111,519)    (8,994)     364,202      28,972
Class F                               229,900   18,412        6,607      530        (132,996)   (10,729)     103,511       8,213
Class 529-A                            49,464    3,961        1,370      110          (1,501)      (121)      49,333       3,950
Class 529-B                            16,313    1,307          389       32            (330)       (27)      16,372       1,312
Class 529-C                            27,376    2,192          659       53            (638)       (51)      27,397       2,194
Class 529-E                             3,348      269           70        5             (16)        (1)       3,402         273
Class 529-F                               160       13            1        -*             (1)         -*         160          13
Class R-1                                 829       67            9        1             (25)        (2)         813          66
Class R-2                              22,198    1,802          212       17          (2,162)      (175)      20,248       1,644
Class R-3                              20,692    1,675          191       15          (3,212)      (260)      17,671       1,430
Class R-4                              10,791      883           97        8            (585)       (47)      10,303         844
Class R-5                              85,786    6,891        1,500      122         (10,934)      (888)      76,352       6,125
TOTAL NET INCREASE
   (DECREASE)                      $5,750,877  459,982    $ 710,917   56,915    $ (3,857,627)  (309,766)  $2,604,167     207,131

* Amount less than one thousand.

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
    February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.



6. FORWARD CURRENCY CONTRACTS

As of June 30, 2003, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:
                                                             U.S. VALUATIONS AT
                                 CONTRACT AMOUNT              AT JUNE 30, 2003

                                                                 UNREALIZED
NON-U.S.                      NON-U.S.        U.S.     AMOUNT    DEPRECIATION
CURRENCY CONTRACTS             (000)         (000)      (000)       (000)

Euros                    Euro 101,025     $ 116,296   $ 115,719   $  577
  (expiring 7/22 to 9/25/2003)

7.   RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of June 30, 2003, the total value of restricted securities was $2,508,138,000, which represents 15.08% of the net assets of the fund.

8.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,646,975,000 and $4,484,422,000, respectively, during the six months ended June 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2003, the custodian fee of $382,000 includes $42,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                INCOME FROM INVESTMENT OPERATIONS(3)
                                                                                              NET
                                                NET ASSET                                  GAINS(LOSSES)
                                                  VALUE,             NET                  ON SECURITIES     TOTAL FROM
                                                 BEGINNING        INVESTMENT              (BOTH REALIZED    INVESTMENT
                                                 OF PERIOD          INCOME                AND UNREALIZED)   OPERATIONS
CLASS A:
  Six months ended 6/30/2003 (2)                 $12.70             $.35                     $.74            $1.09
  Year ended 12/31/2002                           12.79              .82                     (.08)             .74
  Year ended 12/31/2001                           12.79              .93                     (.03)             .90
  Year ended 12/31/2000                           12.98              .94                     (.17)             .77
  Year ended 12/31/1999                           13.61              .93                     (.63)             .30
  Year ended 12/31/1998                           14.00              .94                     (.24)             .70
CLASS B:
  Six months ended 6/30/2003 (2)                  12.70              .30                      .74             1.04
  Year ended 12/31/2002                           12.79              .72                     (.08)             .64
  Year ended 12/31/2001                           12.79              .83                     (.03)             .80
  Period from 3/15/2000 to 12/31/2000             12.92              .62                     (.08)             .54
CLASS C:
  Six months ended 6/30/2003 (2)                  12.70              .30                      .74             1.04
  Year ended 12/31/2002                           12.79              .71                     (.08)             .63
  Period from 3/15/2001 to 12/31/2001             13.05              .63                     (.27)             .36
CLASS F:
  Six months ended 6/30/2003 (2)                  12.70              .35                      .74             1.09
  Year ended 12/31/2002                           12.79              .81                     (.08)             .73
  Period from 3/15/2001 to 12/31/2001             13.05              .70                     (.27)             .43
CLASS 529-A:
  Six months ended 6/30/2003 (2)                  12.70              .35                      .74             1.09
  Period from 2/15/2002 to 12/31/2002             12.76              .69                     (.04)             .65
CLASS 529-B:
  Six months ended 6/30/2003 (2)                  12.70              .29                      .74             1.03
  Period from 2/15/2002 to 12/31/2002             12.76              .60                     (.04)             .56
CLASS 529-C:
  Six months ended 6/30/2003 (2)                  12.70              .29                      .74             1.03
  Period from 2/19/2002 to 12/31/2002             12.73              .60                     (.02)             .58
CLASS 529-E:
  Six months ended 6/30/2003 (2)                  12.70              .33                      .74             1.07
  Period from 3/7/2002 to 12/31/2002              12.70              .61                      .02              .63
CLASS 529-F:
  Six months ended 6/30/2003 (2)                  12.70              .33                      .74             1.07
  Period from 9/26/2002 to 12/31/2002             12.31              .19                      .40              .59
CLASS R-1:
  Six months ended 6/30/2003 (2)                  12.70              .30                      .74             1.04
  Period from 6/11/2002 to 12/31/2002             12.65              .38                      .06              .44
CLASS R-2:
  Six months ended 6/30/2003 (2)                  12.70              .30                      .74             1.04
  Period from 5/31/2002 to 12/31/2002             12.72              .40                     (.01)             .39
CLASS R-3:
  Six months ended 6/30/2003 (2)                  12.70              .33                      .74             1.07
  Period from 6/4/2002 to 12/31/2002              12.73              .42                     (.02)             .40
CLASS R-4:
  Six months ended 6/30/2003 (2)                  12.70              .35                      .74             1.09
  Period from 5/20/2002 to 12/31/2002             12.67              .47                      .04              .51
CLASS R-5:
  Six months ended 6/30/2003 (2)                  12.70              .37                      .74             1.11
  Period from 5/15/2002 to 12/31/2002             12.66              .52                      .05              .57



                                                     DIVIDENDS AND DISTRIBUTIONS

                                          DIVIDENDS
                                          FROM NET          DISTRIBUTION             TOTAL
                                          INVESTMENT        (FROM CAPITAL        DIVIDENDS AND
                                          INCOME)              GAINS)            DISTRIBUTIONS
CLASS A:
  Six months ended 6/30/2003 (2)          $(.38)               $  -                   $(.38)
  Year ended 12/31/2002                    (.83)                  -                    (.83)
  Year ended 12/31/2001                    (.90)                  -                    (.90)
  Year ended 12/31/2000                    (.96)                  -                    (.96)
  Year ended 12/31/1999                    (.93)                  -                    (.93)
  Year ended 12/31/1998                    (.95)                (.14)                 (1.09)
CLASS B:
  Six months ended 6/30/2003 (2)           (.33)                  -                    (.33)
  Year ended 12/31/2002                    (.73)                  -                    (.73)
  Year ended 12/31/2001                    (.80)                  -                    (.80)
  Period from 3/15/2000 to 12/31/2000      (.67)                  -                    (.67)
CLASS C:
  Six months ended 6/30/2003 (2)           (.33)                  -                    (.33)
  Year ended 12/31/2002                    (.72)                  -                    (.72)
  Period from 3/15/2001 to 12/31/2001      (.62)                  -                    (.62)
CLASS F:
  Six months ended 6/30/2003 (2)           (.38)                  -                    (.38)
  Year ended 12/31/2002                    (.82)                  -                    (.82)
  Period from 3/15/2001 to 12/31/2001      (.69)                  -                    (.69)
CLASS 529-A:
  Six months ended 6/30/2003 (2)           (.38)                  -                    (.38)
  Period from 2/15/2002 to 12/31/2002      (.71)                  -                    (.71)
CLASS 529-B:
  Six months ended 6/30/2003 (2)           (.32)                  -                    (.32)
  Period from 2/15/2002 to 12/31/2002      (.62)                  -                    (.62)
CLASS 529-C:
  Six months ended 6/30/2003 (2)           (.32)                  -                    (.32)
  Period from 2/19/2002 to 12/31/2002      (.61)                  -                    (.61)
CLASS 529-E:
  Six months ended 6/30/2003 (2)           (.36)                  -                    (.36)
  Period from 3/7/2002 to 12/31/2002       (.63)                  -                    (.63)
CLASS 529-F:
  Six months ended 6/30/2003 (2)           (.36)                  -                    (.36)
  Period from 9/26/2002 to 12/31/2002      (.20)                  -                    (.20)
CLASS R-1:
  Six months ended 6/30/2003 (2)           (.33)                  -                    (.33)
  Period from 6/11/2002 to 12/31/2002      (.39)                  -                    (.39)
CLASS R-2:
  Six months ended 6/30/2003 (2)           (.33)                  -                    (.33)
  Period from 5/31/2002 to 12/31/2002      (.41)                  -                    (.41)
CLASS R-3:
  Six months ended 6/30/2003 (2)           (.36)                  -                    (.36)
  Period from 6/4/2002 to 12/31/2002       (.43)                  -                    (.43)
CLASS R-4:
  Six months ended 6/30/2003 (2)           (.38)                  -                    (.38)
  Period from 5/20/2002 to 12/31/2002      (.48)                  -                    (.48)
CLASS R-5:
  Six months ended 6/30/2003 (2)           (.40)                  -                    (.40)
  Period from 5/15/2002 to 12/31/2002      (.53)                  -                    (.53)



                                                                                                  RATIO OF        RATIO OF
                                          NET ASSET                       NET ASSETS,             EXPENSES        NET INCOME
                                          VALUE, END      TOTAL          END OF PERIOD            TO AVERAGE      TO AVERAGE
                                          OF PERIOD       RETURN(4)      (IN MILLIONS)            NET ASSETS      NET ASSETS
CLASS A:
  Six months ended 6/30/2003 (2)           $13.41          8.73%           $13,998                  .68% (6)         5.52% (6)
  Year ended 12/31/2002                     12.70          6.11             12,600                  .71              6.59
  Year ended 12/31/2001                     12.79          7.15             11,223                  .71              7.17
  Year ended 12/31/2000                     12.79          6.19              9,366                  .72              7.35
  Year ended 12/31/1999                     12.98          2.29              9,477                  .69              6.96
  Year ended 12/31/1998                     13.61          5.17              9,541                  .66              6.94
CLASS B:
  Six months ended 6/30/2003 (2)            13.41          8.32              1,215                 1.45 (6)          4.72  (6)
  Year ended 12/31/2002                     12.70          5.28                939                 1.47              5.77
  Year ended 12/31/2001                     12.79          6.37                471                 1.45              6.30
  Period from 3/15/2000 to 12/31/2000       12.79          4.33                 88                 1.42 (6)          6.65  (6)
CLASS C:
  Six months ended 6/30/2003 (2)            13.41          8.28                768                 1.53 (6)          4.62  (6)
  Year ended 12/31/2002                     12.70          5.20                554                 1.55              5.66
  Period from 3/15/2001 to 12/31/2001       12.79          2.83                188                 1.57 (6)          6.25  (6)
CLASS F:
  Six months ended 6/30/2003 (2)            13.41          8.70                236                  .74 (6)          5.41  (6)
  Year ended 12/31/2002                     12.70          6.04                180                  .77              6.44
  Period from 3/15/2001 to 12/31/2001       12.79          3.35                 76                  .79 (6)          7.03  (6)
CLASS 529-A:
  Six months ended 6/30/2003 (2)            13.41          8.72                 79                  .69 (6)          5.47  (6)
  Period from 2/15/2002 to 12/31/2002       12.70          5.33                 50                  .75 (6)          6.46  (6)
CLASS 529-B:
  Six months ended 6/30/2003 (2)            13.41          8.23                 27                 1.63 (6)          4.54  (6)
  Period from 2/15/2002 to 12/31/2002       12.70          4.55                 17                 1.64 (6)          5.57  (6)
CLASS 529-C:
  Six months ended 6/30/2003 (2)            13.41          8.23                 43                 1.62 (6)          4.56  (6)
  Period from 2/19/2002 to 12/31/2002       12.70          4.75                 28                 1.63 (6)          5.58  (6)
CLASS 529-E:
  Six months ended 6/30/2003 (2)            13.41          8.52                  5                 1.08 (6)          5.11  (6)
  Period from 3/7/2002 to 12/31/2002        12.70          5.14                  3                 1.13 (6)          6.06  (6)
CLASS 529-F:
  Six months ended 6/30/2003 (2)            13.41          8.56                  1                  .87 (6)          5.20  (6)
  Period from 9/26/2002 to 12/31/2002       12.70          4.81                  - (5)              .30              1.51
CLASS R-1:
  Six months ended 6/30/2003 (2)            13.41          8.28                  3                  1.52 (6)(7)      4.59  (6)
  Period from 6/11/2002 to 12/31/2002       12.70          3.59                  1                  1.52 (6)(7)      5.55  (6)
CLASS R-2:
  Six months ended 6/30/2003 (2)            13.41          8.30                 74                  1.48 (6)(7)      4.61  (6)
  Period from 5/31/2002 to 12/31/2002       12.70          3.23                 21                  1.48 (6)(7)      5.56  (6)
CLASS R-3:
  Six months ended 6/30/2003 (2)            13.41          8.51                 62                  1.10 (6)(7)      5.02  (6)
  Period from 6/4/2002 to 12/31/2002        12.70          3.31                 18                  1.10 (6)(7)      5.95  (6)
CLASS R-4:
  Six months ended 6/30/2003 (2)            13.41          8.70                  9                   .74 (6)(7)      5.52  (6)
  Period from 5/20/2002 to 12/31/2002       12.70          4.21                 11                   .74 (6)(7)      6.20  (6)
CLASS R-5:
  Six months ended 6/30/2003 (2)            13.41          8.87                113                   .41 (6)         5.74  (6)
  Period from 5/15/2002 to 12/31/2002       12.70          4.66                 78                   .42 (6)         6.75  (6)


                                            SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31
                                            JUNE 30, 2003 (2)         2002         2001         2000         1999        1998
PORTFOLIO TURNOVER RATE
  FOR ALL CLASSES OF SHARES                       33%                  50%         64%           62%          47%         66%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not not paid such fees, expense ratios would have been 1.79%, 2.04% and 1.18% for classes R-1, R-2 and R-3, respectively, during the six months ended
    June 30, 2003, and 2.53%, 1.67%, 1.20% and .77% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended December 31, 2002. The expense ratio for Class R-4 was not affected by any payments made by CRMC during the six months ended June 30, 2003.


OTHER SHARE CLASS RESULTS                                            unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended June 30, 2003:


                                                                        1 year          Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six
   years of purchase                                                     +9.07%          +6.64% (1)
Not reflecting CDSC                                                     +14.07%          +7.41% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are
   sold within one year of purchase                                     +12.97%          +7.14% (2)
Not reflecting CDSC                                                     +13.97%          +7.14% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm        +14.87%          +7.93% (2)

CLASS 529-A SHARES
Reflecting 3.75% maximum sales charge                                   +10.63%          +7.35% (4)
Not reflecting maximum sales charge                                     +14.91%         +10.40% (4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only if
   shares are sold within six years of purchase                          +8.87%          +6.60% (4)
Not reflecting CDSC                                                     +13.87%          +9.44% (4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are
     sold within one year of purchase                                   +12.89%          +9.67% (5)
Not reflecting CDSC                                                     +13.89%          +9.67% (5)

CLASS 529-E SHARES (3)                                                  +14.47%         +10.55% (6)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm            --          +13.78% (7)


(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and Class 529-B shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Cumulative total return from September 26, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.85 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo] American Funds(R)

The right choice for the long termSM

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. BFA-013-0803

Litho in USA BG/L/6370

Printed on recycled paper





ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.



ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10 - Exhibits

(a) Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                         THE BOND FUND OF AMERICA, INC.



By /s/ Abner D. Goldstine
-------------------------------------------------------
Abner D. Goldstine, President and PEO

Date: September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By    /s/ Abner D. Goldstine
   -----------------------------------------------------------
         Abner D. Goldstine, President and PEO

Date: September 5, 2003



 By   /s/ Abner D. Goldstine
    ------------------------------------------------------
        Susi M. Silverman, Treasurer

Date: September 5, 2003